Registration No. 33-37338

    As filed with the Securities and Exchange Commission on December 30, 1997

==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       X

                  Pre-Effective Amendment No.

                  Post-Effective Amendment No.  9                     X

                                     and/or

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

                  Amendment No.  11                                   X

                        (Check appropriate box or boxes)

                    TEMPLETON CAPITAL ACCUMULATOR FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

           500 EAST BROWARD BOULEVARD, FORT LAUDERDALE, FLORIDA 33394
               (Address of Principal Executive Offices) Zip Code)

                  Registrant's Telephone Number: (954) 527-7500

                                Barbara J. Green
                            Templeton Worldwide, Inc.
                           500 East Broward Boulevard
                         FORT LAUDERDALE, FLORIDA 33394
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

                  immediately upon filing pursuant to paragraph (b) of Rule 485

       X          on JANUARY 1, 1998 pursuant to paragraph (b) of Rule 485

                  60 days after filing pursuant to paragraph (a)(1) of Rule 485

                  on       pursuant to paragraph (a)(1) of Rule 485

                  75 days after filing pursuant to paragraph (a)(2) of Rule 485

                  on       pursuant to paragraph (a)(2) of Rule 485

                  this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                    TEMPLETON CAPITAL ACCUMULATOR FUND, INC.
                              CROSS-REFERENCE SHEET
                                    FORM N-1A

                                     PART A


N-1A                                                          LOCATION IN
ITEM NO.             ITEM                              REGISTRATION STATEMENT

  1               Cover page                         Cover Page

  2               Synopsis                           Expense Summary

  3               Condensed Financial                "Financial Highlights";
                  Information                        "How Does the Fund
                                                      Measure Performance?"

  4               General Description                "How Is the Fund Organized?";
                  of Registrant                      "How Does the Fund Invest Its Assets?";
                                                     "What Are the Risks of Investing in
                                                      the Fund?"

  5               Management of the Fund             "Who Manages the Fund?"

  5A              Management's Discussion            Contained in Registrant's Annual
                  of Fund Performance                Report to Shareholders

  6               Capital Stock and Other            "How is the Fund Organized?"; "Services
                  Securities                          to Help You Manage Your Account"; "What
                                                      Distributions Might I Receive From the
                                                      Fund?"; "How Taxation Affects the Fund
                                                      and Its Shareholders"

  7               Purchase of Securities             "How Do I Buy Shares?"; "May I Exchange
                  Being Offered                       Shares for Shares of Another Fund?";
                                                     "Transaction Procedures and Special
                                                      Requirements"; "Services to Help You Manage
                                                      Your Account"; "Who Manages the Fund?" "Useful
                                                      Terms and Definitions"

  8               Redemption or Repurchase           "May I Exchange Shares for Shares of Another
                                                      Fund?"; "How Do I Sell Shares?"; "Transaction
                                                      Procedures and Special Requirements"? "Services
                                                      to Help You Manage Your Account"

  9               Pending Legal Procedures            Not Applicable


                    TEMPLETON CAPTIAL ACCUMULATOR FUND, INC.
                              CROSS-REFERENCE SHEET
                                    FORM N-1A

                                     PART B


N-1A                                                  LOCATION IN
ITEM NO.               ITEM                           REGISTRATION STATEMENT

 10               Cover Page                         Cover Page

 11               Table of Contents                  Table of Contents

 12               General Information and            Not Applicable
                  History

 13               Investment Objectives and         "How Does the Fund Invest Its Assets?";
                  Policies                          "Investment Restrictions"; "What Are the
                                                     Risks of Investing in the Fund?"

 14               Management of the                  "Officers and Directors"; "Investment
                  Registrant                          Management and Other Services"

 15               Control Persons and                "Officers and Directors"; "Investment
                  Principal Holders of                Management and Other Services"; "Miscellaneous
                  Securities                          Information?"

 16               Investment Advisory and            "Investment Management and Other Services";
                  Other Services                     "The Fund's Underwriter"

 17               Brokerage Allocation and           "How Does the Fund Buy Securities
                  Other Practices                     For Its Portfolio?"

 18               Capital Stock and Other            "Miscellaneous Information"; "See Prospectus
                  Securities                         "How Is The Fund Organized?"

 19               Purchase, Redemption and          "How Do I Buy, Sell and Exchange Shares?";
                  Pricing of Securities             "How Are Fund Shares Valued?";
                  Being Offered                     "Financial Statements"

 20               Tax Status                        "Additional Information on Distributions
                                                     and Taxes"

 21               Underwriters                       "The Fund's Underwriter"

 22               Calculation of Performance         "How Does the Fund Measure Performance?"
                  Data

 23               Financial Statements               Financial Statements




                                     PART A
                                   PROSPECTUS

                            PROSPECTUS & APPLICATION
                    TEMPLETON CAPITAL ACCUMULATOR FUND, INC.


                                 JANUARY 1, 1998


    This prospectus describes Templeton Capital Accumulator Fund, Inc. (the "Fund"). Shares of the Fund, which will be sold at Net Asset Value, may be initially acquired by investors only by means of an investment in Templeton Capital Accumulation Plans (the "Plans" or "Plan"). The charges for the first year of a Plan can amount to 50% of the amounts paid during that year under the Plan. Details of the Plans, including the creation and sales charges, may be found in the attached prospectus for the Plans. Each prospectus contains information you should know before investing in the Fund. Please keep them for future reference.


    The Fund has a Statement of Additional Information ("SAI"), dated January 1, 1998, which may be amended from time to time. It includes more information about the Fund's procedures and policies. It has been filed with the SEC and is incorporated by reference into this prospectus. For a free copy or a larger print version of this prospectus, call 1-800/DIAL BEN.


   Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit
Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Shares of the Fund involve investment risks, including the possible loss of principal.


    LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


    This prospectus is not an offering of the securities herein described in any state, jurisdiction or country in which the offering is not authorized. No sales representative, dealer, or other person is authorized to give any information or make any representations other than those contained in this prospectus. Further information may be obtained from Distributors.

                    TEMPLETON CAPITAL ACCUMULATOR FUND, INC.

                                 January 1, 1998


    When reading this prospectus, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.

                                TABLE OF CONTENTS


ABOUT THE FUND

Expense Summary............................... P-3
Financial Highlights.......................... P-4
How Does the Fund Invest Its Assets?.......... P-5
What Are the Fund's Potential Risks?.......... P-7
Who Manages the Fund?......................... P-9
How Does the Fund Measure Performance?........ P-10
How Taxation Affects the Fund and Its P-10
Shareholders..................................
How Is the Fund Organized?.................... P-11
ABOUT YOUR ACCOUNT
How Do I Buy Shares?.......................... P-11
May I Exchange Shares for Shares of Another
Fund?......................................... P-11
How Do I Sell Shares?......................... P-12
What Distributions Might I Receive From the
Fund?......................................... P-13
Transaction Procedures and Special P-14
Requirements..................................
Services to Help You Manage Your Account...... P-17
What If I Have Questions About My Account?.... P-18
GLOSSARY
Useful Terms and Definitions.................. P-19

100 Fountain Parkway
P.O. Box 33030
St. Petersburg

FL 33733-8030
1-800/DIAL BEN

ABOUT THE FUND

                                 EXPENSE SUMMARY

    This table is designed to help you understand the costs of investing in the Fund. It is based on the Fund's historical expenses for the fiscal year ended August 31, 1997. Your actual expenses may vary.


A.     SHAREHOLDER TRANSACTION EXPENSES*


Maximum Sales Charge Imposed on Purchases..............................None

EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

      Management Fees...................................................0.75%
      Other Expenses....................................................0.38%
      Total Fund Operating Expenses.....................................1.13%


C.  EXAMPLE


Assume the Fund's annual return is 5% and its operating expenses are as described above. For each $1,000 investment, you would pay the following projected expenses if you sold your shares after the number of years shown.

     1 YEAR   3 YEARS   5 YEARS  10 YEARS
      $12      $36       $62       $137

THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends and are not directly charged to your account.

The expense summary reflects only the expenses of the Fund. A sales and creation charge will be deducted from a Templeton Capital Accumulation Plan to compensate the sponsor of the Plans for creating your Plan and for selling expenses and commissions to Securities Dealers. This charge is deducted from each investment and will vary according to the monthly investment payment units of each Plan. For example, on a $100 a month Plan, $50 is deducted from each of the first 12 investment units made. After that, the charge drops to $6.07 on each subsequent monthly unit. For further details concerning creation and sales charges that will be deducted from a Plan, see the accompanying prospectus for Templeton Capital Accumulation Plans.

FINANCIAL HIGHLIGHTS

This table summarizes the Fund's financial history. The information has been audited by McGladrey & Pullen, LLP, the Fund's independent auditors. Their audit report covering each of the most recent five years appears in the financial statements in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997. The Annual Report to Shareholders also includes more information about the Fund's performance. For a free copy, please call Fund Information.


      PER SHARE OPERATING PERFORMANCE(2)                                      YEAR ENDED AUGUST 31
                                               -------------------------------------------------------------------------------
      (FOR A SHARE OUTSTANDING THROUGHOUT          1997         1996       1995       1994       1993       1992      1991(1)
      THE YEAR)
      Net asset value, beginning of year....   $     9.08   $     7.97  $    8.10  $    6.87  $    5.48   $  5.21   $   5.00
      ---------------------------------------- ------------ ----------- ---------- ---------- ---------- ---------- ------------
      INCOME FROM INVESTMENT OPERATIONS

      Net investment income.................          .18          .19        .14        .09        .10       .08        .07
      Net realized and unrealized gains.....         2.03         1.10        .12       1.30       1.44       .28        .14
                                               ----------   ----------  ---------  ---------  ---------   -------   --------
      TOTAL FROM INVESTMENT OPERATIONS......         2.21         1.29        .26       1.39       1.54       .36        .21
                                               ----------   ----------  ---------  ---------  ---------   -------   --------
      LESS DISTRIBUTIONS
      Dividends from net investment income..         (.18)        (.15)      (.10)      (.07)      (.10)     (.09)       --
      Distributions from net realized gains.         (.14)        (.03)      (.29)      (.09)      (.05)       --        --
                                               ----------   ----------  ---------  ---------  ---------   -------   -------
      TOTAL DISTRIBUTIONS...................         (.32)        (.18)      (.39)      (.16)      (.15)     (.09)       --
      ---------------------------------------- ------------ ----------- ---------- ---------- ---------- ---------- ------------
      Net asset value, end of year..........   $    10.97   $     9.08  $    7.97  $    8.10  $    6.87   $  5.48   $   5.21
      ---------------------------------------- ------------ ----------- ---------- ---------- ---------- ---------- ------------
      TOTAL RETURN(3).......................        25.06%       16.50%      3.40%     20.64%     29.11%     7.01%      4.20%
      RATIOS/SUPPLEMENTAL DATA
      Net assets, end of year (000).........   $ 172,683    $ 108,019   $ 65,538   $ 38,323   $ 18,365    $ 8,690   $ 3,635
      RATIOS TO AVERAGE NET ASSETS
      Expenses..............................         1.13%        1.16%      1.34%      1.58%      1.91%     1.84%      3.99%(4)
      Expenses, net of reimbursement........         1.00%        1.00%      1.00%      1.00%      1.00%     1.00%      1.00%(4)
      Net investment income.................         2.00%        2.56%      2.37%      1.58%      1.99%     2.06%      3.80%(4)
      Portfolio turnover rate...............         7.43%       11.08%     12.91%     15.25%     14.97%    16.42%       --
      Average commission rate paid(5).......   $    .0110   $    .0210        --         --         --         --        --
      ---------------------------------------- ------------ ----------- ---------- ---------- ---------- ---------- ------------


1 For the period from March 1, 1991 (commencement of operations) to August 31, 1991.

2 Per share amounts for all periods prior to August 31, 1996 have been restated to reflect a 2-for-1 stock split effective March 27, 1996.

3 Not annualized for periods of less than one year. Does not reflect the Plan's sales and creation charges.

4 Annualized.

5 Relates to purchases and sales of equity securities. Prior to fiscal year end 1996, disclosure of average commission rate was not required.

                      HOW DOES THE FUND INVEST ITS ASSETS?


THE FUND'S INVESTMENT OBJECTIVE

    The Fund's investment objective is long-term capital growth, which it seeks to achieve through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation. Any income realized will be incidental. The objective is a fundamental policy of the Fund and may not be changed without shareholder approval. Of course, there is no assurance that the Fund's objective will be achieved.

    The Fund principally invests in common stocks, but may also invest in preferred stock and debt obligations (defined as bonds (including convertible bonds and bonds selling at a discount), notes, debentures, commercial paper, time deposits and bankers' acceptances), which may be rated or unrated, and which may include structured investments, as described in the SAI under "How Does the Fund Invest Its Assets?--Structured Investments." The Fund may invest in stocks and debt obligations of companies and debt obligations of governments of any nation.


    The Board has adopted an operating policy, which may be changed without shareholder approval, that no more than 5% of the Fund's assets will be invested in debt securities rated less than Baa by Moody's or BBB by S&P. Debt securities which are rated Baa by Moody's are considered medium grade obligations, I.E., they are neither highly protected nor poorly secured. Such bonds lack outstanding investment characteristics and have speculative characteristics as well, according to Moody's. Debt securities rated BBB by S&P are regarded as having adequate capacity to pay interest and repay principal. According to S&P, while these debt securities normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal. The Fund will not invest in debt securities rated less than Caa by Moody's or CCC by S&P.


    Whenever, in the judgment of Investment Counsel, market or economic conditions warrant, the Fund may, for temporary defensive purposes, invest without limit in money market securities, denominated in U.S. dollars or in the currency of any foreign country, issued by entities organized in the U.S. or any foreign country, consisting of: short-term (less than 12 months to maturity) and medium-term (not greater than five years to maturity) obligations issued or guaranteed by the U.S. government or the government of a foreign country, their agencies or instrumentalities; finance company and corporate commercial paper, and other short-term corporate obligations, in each case rated Prime-1 by Moody's or A or better by S&P or, if unrated, of comparable quality as determined by Investment Counsel; and repurchase agreements with U.S. banks and broker-dealers with respect to Canadian or U.S. government securities. In addition, for temporary defensive purposes, the Fund may invest up to 25% of its total assets in obligations (including certificates of deposit, time deposits and bankers' acceptances) of U.S. and foreign banks; provided that the Fund will limit its investment in time deposits for which there is a penalty for early withdrawal to 10% of its total assets. In the event that the Fund adopts a temporary defensive position, the investment practices described above may not be consistent with the Fund's stated investment objective.


    The Fund may invest no more than 5% of its total assets in securities issued by any one company or government, exclusive of U.S. government securities. Although the Fund may invest up to 25% of its assets in a single industry, it has no present intention of doing so. In furtherance of its objective of capital growth, the Fund may invest up to 5% of its assets in warrants (excluding warrants acquired in units or attached to securities). The Fund may not invest more than 15% of its total assets in securities of all types of foreign issuers which are not listed on a recognized U.S. or foreign securities exchange, and may not invest more than 10% of its total assets in securities which are illiquid, including securities which are not publicly traded or which cannot be readily resold because of legal or contractual restrictions, or which are not otherwise readily marketable (including repurchase agreements having more than seven days remaining to maturity), and over-the-counter options purchased by the Fund. Assets used as cover for over-the-counter options written by the Fund will be considered illiquid. The Fund's investment objective and the policies described in this paragraph, as well as certain investment restrictions described in the SAI, cannot be changed without shareholder approval. All other investment policies may be modified by the Board.


    The Fund may lend its portfolio securities, as well as enter into transactions in options on securities indices and foreign currencies, forward foreign currency exchange contracts, and futures contracts and related options. When deemed appropriate by Investment Counsel, the Fund may invest cash balances in repurchase agreements and other money market investments to maintain liquidity in an amount to meet expenses or for day-to-day operating purposes. These investment techniques are described below and under the heading "How Does the Fund Invest Its Assets?" in the SAI.


    The Fund invests for long-term growth of capital and does not intend to emphasize short-term trading profits. Accordingly, the Fund expects to have an annual portfolio turnover rate not exceeding 50%.

TYPES OF SECURITIES IN WHICH THE FUND MAY INVEST

    The Fund is authorized to use the various securities and investment techniques described below. Although these strategies are regularly used by some investment companies and other institutional investors in various markets, some of these strategies cannot at the present time be used to a significant extent by the Fund in some of the markets in which the Fund will invest and may not be available for extensive use in the future.

    LOANS OF PORTFOLIO SECURITIES. The Fund may lend to banks and broker-dealers portfolio securities with an aggregate market value of up to one-third of its total assets to generate income. Such loans must be secured by collateral (consisting of any combination of cash, U.S. government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The Fund may terminate the loans at any time and obtain the return of the securities loaned within five business days. The Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to retain any voting rights with respect to the securities.

    DEBT SECURITIES. The Fund may invest in the debt securities of companies and governments of any nation. Certain debt securities can provide the potential for capital appreciation based on various factors such as changes in interest rates, economic and market conditions, improvement in an issuer's ability to repay principal and pay interest, and ratings upgrades. Additionally, convertible bonds offer the potential for capital appreciation through the conversion feature, which enables the holder of the bond to benefit from increases in the market price of the securities into which they are convertible.

    OPTIONS ON INDICES. The Fund may write (I.E., sell) covered put and call options and purchase put and call options on securities indices that are traded on U.S. and foreign exchanges or in the over-the-counter markets. An option on a securities index permits the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. The Fund may write a call or put option only if the option is "covered." This means that so long as the Fund is obligated as the writer of an option, it will maintain with its custodian cash or cash equivalents equal to the contract value (in the case of call options) or exercise price (in the case of put options). The Fund will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of its total assets at the time of purchase.

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES. The Fund may enter into forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security. The Fund will not enter into forward contracts if, as a result, the Fund will have more than 20% of its total assets committed to the consummation of such contracts. The Fund may also purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired.

    FUTURES CONTRACTS. For hedging purposes only, the Fund may purchase and sell stock index futures contracts, foreign currency futures contracts and options on any of the foregoing. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date. When the Fund enters into a futures contract, if must make an initial deposit, known as "initial margin," as a partial guarantee of its performance under the contract. As the value of the index or currency fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract. In addition, when the Fund enters into a futures contract, it will segregate assets or "cover" its position in accordance with the 1940 Act. See "How Does the Fund Invest Its Assets?--Futures Contracts" in the SAI. The Fund may not commit more than 5% of its total assets to initial margin deposits on futures contracts and related options.


    REPURCHASE AGREEMENTS. For temporary defensive purposes and for cash management purposes, when the Fund acquires a security from a U.S. bank or a registered broker-dealer, it may simultaneously enter into a repurchase agreement, wherein the seller agrees to repurchase the security at a specified time and price. The repurchase price is in excess of the purchase price by an amount which reflects an agreed-upon rate of return, which is not tied to the coupon rate on the underlying security. Under the 1940 Act, repurchase agreements are considered to be loans collateralized by the underlying security and therefore will be fully collateralized. However, if the seller should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in its ability to dispose of the underlying security and might incur a loss if the value of the security declines, as well as disposition costs in liquidating the security.



    DEPOSITARY RECEIPTS. The Fund may purchase sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "depositary receipts"). ADRs are depositary receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of the Fund's investment policies, the Fund's investments in depositary receipts will be deemed to be investments in the underlying securities.


                      WHAT ARE THE FUND'S POTENTIAL RISKS?

    You should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund, nor can there be any assurance that the Fund's investment objective will be attained. As with any investment in securities, the value of, and income from, an investment in the Fund can decrease as well as increase, depending on a variety of factors which may affect the values and income generated by the Fund's portfolio securities, including general economic conditions and market factors. In addition to the factors which affect the value of individual securities, a shareholder may anticipate that the value of the shares of the Fund will fluctuate with movements in the broader equity and bond markets. A decline in the stock market of any country in which the Fund is invested may also be reflected in declines in the price of shares of the Fund. Changes in currency valuations will also affect the price of shares of the Fund. History reflects both decreases and increases in stock markets and currency valuations, and these may occur unpredictably in the future. The value of debt securities held by the Fund generally will vary inversely with changes in prevailing interest rates. Additionally, investment decisions made by Investment Counsel will not always be profitable or prove to have been correct. The Fund is not intended as a complete investment program.


    The Fund has the unlimited right to purchase securities in any foreign country, developed or underdeveloped. Investors should consider carefully the substantial risks involved in investing in foreign securities, which are in addition to the usual risks inherent in domestic investments. Such risks include the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), foreign investment controls on daily stock market movements, default in foreign government securities, political or social instability, or diplomatic developments which could affect investment in securities of issuers in those nations. Some countries may withhold portions of interest and dividends at the source. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the U.S. Foreign companies are not generally subject to uniform accounting or financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. Further, the Fund may encounter difficulties or be unable to vote proxies, exercise shareholder rights, pursue legal remedies and obtain judgments in foreign courts.

    Brokerage commissions, custodial services and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

    In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S. There is an increased risk, therefore, of uninsured loss due to lost, stolen or counterfeit stock certificates. In addition, the foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the U.S. As an operating policy, the Fund may invest no more than 5% of its assets in Eastern European countries, which involves special risks that are described under "What Are the Fund's Potential Risks?" in the SAI.

    Prior governmental approval of non-domestic investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. Foreign ownership limitations also may be imposed by the charters of individual companies in developing countries to prevent, among other concerns, violation of foreign investment limitations.

    Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

    Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies have also been and may continue to be adversely affected by economic conditions in the countries with which they trade.

    As a non-fundamental policy, the Fund will limit its investments in Russian securities to 5% of its total assets. Russian securities involve additional significant risks, including political and social uncertainty (for example, regional conflicts and risk of war), currency exchange rate volatility, pervasiveness of corruption and crime in the Russian economic system, delays in settling portfolio transactions and risk of loss arising out of Russia's system of share registration and custody. For more information on these risks and other risks associated with Russian securities, please see "What Are the Fund's Potential Risks?" in the SAI.


    On July 1, 1997, Hong Kong reverted to the sovereignty of China. As with any major political transfer of power, this could result in political, social, economic, market or other developments in Hong Kong, China or other countries that could affect the value of Fund investments.


    The Fund usually effects currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange (to cover service charges) will be incurred when the Fund converts assets from one currency to another.


    The Fund is authorized to invest in medium quality or high risk, lower quality debt securities that are rated between BBB and CCC by S&P, and between Baa and Caa by Moody's or, if unrated, are of equivalent investment quality as determined by Investment Counsel. As an operating policy, which may be changed by the Board without shareholder approval, the Fund will not invest more than 5% of its total assets in debt securities rated less than BBB by S&P or Baa by Moody's. The Board may consider a change in this operating policy if, in its judgment, economic conditions change such that a higher level of investment in high risk, lower quality debt securities would be consistent with the interests of the Fund and its shareholders. High risk, lower quality debt securities, commonly known as junk bonds, are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. Unrated debt securities are not necessarily of lower quality than rated securities but they may not be attractive to as many buyers. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) will be carefully analyzed by Investment Counsel to ensure, to the extent possible, that the planned investment is sound. The Fund may, from time to time, purchase defaulted debt securities if, in the opinion of Investment Counsel, the issuer may resume interest payments in the near future. As a fundamental policy, the Fund will not invest more than 10% of its total assets in defaulted debt securities, which may be illiquid.

    Successful use of futures contracts and related options is subject to special risk considerations. A liquid secondary market for any futures or options contract may not be available when a futures or options position is sought to be closed. In addition, there may be an imperfect correlation between movements in the foreign currency on which the futures or options contract is based and movements in the currency in the Fund's portfolio. Successful use of futures or options contracts is further dependent on Investment Counsel's ability to correctly predict movements in a stock index or foreign currency market and no assurance can be given that its judgment will be correct.


    The receipt by the Fund of new money solely through the medium of continuing payments under systematic investment plans may tend to produce a more even rate of influx than is the case of funds whose shares are sold directly. This may furnish a base for a gradual and planned accumulation of positions in individual portfolio securities when such a program is deemed to be appropriate.

    There can be no assurance that the investment objective of the Fund will be achieved. There are further risk considerations, including possible losses through the holding of securities in domestic and foreign custodian banks and depositories, described in the SAI.


                              WHO MANAGES THE FUND?


THE BOARD. The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations.


INVESTMENT MANAGER. Investment Counsel manages the Fund's assets and makes its investment decisions. Investment Counsel also performs similar services for other funds. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.
Together, Investment Counsel and its affiliates manage over $223 billion in assets. The Templeton organization has been investing globally since 1940. Investment Counsel and its affiliates have offices in Argentina, Australia, Bahamas, Canada, France, Germany, Hong Kong, India, Italy, Japan, Korea, Luxembourg, Poland, Russia, Singapore, South Africa, Taiwan, United Kingdom, U.S., and Vietnam. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

PORTFOLIO MANAGEMENT. The Fund's lead portfolio manager since 1993 is Gary P. Motyl. Mr. Motyl is an executive vice president of Investment Counsel. He holds a BS degree in finance from Lehigh University and an MBA in finance from Pace University. Mr. Motyl is a Chartered Financial Analyst. Prior to joining the Templeton organization in 1981, Mr. Motyl worked from 1974 to 1979 as a security analyst with Standard & Poor's Corporation and as a research analyst and portfolio manager from 1979 to 1981 with Landmark First National Bank. While at Landmark, Mr. Motyl had responsibility for equity research and managed several pension and profit-sharing plans. His research responsibilities with Templeton include the global automobile industry, U.S. utilities and country coverage of Germany.

    Mark R. Beveridge and Gary R. Clemons have secondary portfolio management responsibilities for the Fund. Mr. Beveridge is a senior vice president of Investment Counsel. He holds a BBA in finance from the University of Miami. He is a Chartered Financial Analyst and a Chartered Investment Counselor, and a member of the South Florida Society of Financial Analysts and the International Society of Financial Analysts. Before joining the Templeton organization in 1985 as a securities analyst, Mr. Beveridge was a principal with a financial accounting software firm based in Miami, Florida. He is currently a portfolio manager and research analyst with responsibility for non-life insurance and industrial components industries. He also has country coverage of Argentina. Mr. Clemons is a senior vice president of Investment Counsel. He holds a BS from the University of Nevada--Reno and an MBA from the University of Wisconsin--Madison. He joined Investment Counsel in 1993. Prior to that time he was a research analyst at Templeton Quantitative Advisors, Inc. in New York, where he was also responsible for management of a small capitalization fund. As a portfolio manager and research analyst with Templeton, Mr. Clemons has responsibility for the telecommunications industry and country coverage of Columbia, Norway, Peru and Sweden.

MANAGEMENT FEES. For the fiscal year ended August 31, 1997, management fees, before any advance waiver, totaled 0.75% of the Fund's average daily net assets. Total operating expenses, before any advance waiver, were 1.13% of the average daily net assets of the Fund. Under an agreement by Investment Counsel to waive its fees, the Fund paid management fees totaling 0.62% and the Fund paid total operating expenses of 1.00%. Effective January 1, 1998 the fee waiver was terminated.

    PORTFOLIO TRANSACTIONS. Investment Counsel tries to obtain the best execution on all transactions. If Investment Counsel believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of Plans (and therefore, indirectly, the sale of Fund shares), as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How Does the Fund Buy Securities For Its Portfolio?" in the SAI for more information.

    ADMINISTRATIVE SERVICES. Since October 1, 1996, FT Services has provided certain administrative services and facilities for the Fund. Prior to that date, Templeton Global Investors, Inc. provided the same services to the Fund. During the fiscal year ended August 31, 1997, administration fees totaled 0.15% of the average daily net assets of the Fund. Please see "Investment Management and Other Services" in the SAI for more information.

                     HOW DOES THE FUND MEASURE PERFORMANCE?

    From time to time, the Fund advertises its performance. A commonly used measure of performance is total return. Performance figures may not include sales and creation charges associated with the purchase of the Fund through the Plans; of course, total return quotations would be lower if sales and creation charges were taken into account.

    Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested.


    The Fund's investment results will vary. Performance figures are always based on past performance and do not guarantee future results. For a more detailed description of how the Fund calculates its performance figures, please see "How Does the Fund Measure Performance?" in the SAI.

               HOW TAXATION AFFECTS THE FUND AND ITS SHAREHOLDERS

    ON AUGUST 5, 1997, PRESIDENT CLINTON SIGNED INTO LAW THE TAXPAYER RELIEF ACT OF 1997 (THE "1997 ACT"). THIS NEW LAW MAKES SWEEPING CHANGES IN THE CODE. BECAUSE MANY OF THESE CHANGES ARE COMPLEX, THEY ARE DISCUSSED IN THE SAI.

HOW DOES THE FUND EARN INCOME AND GAINS?

The Fund earns dividends and interest (the Fund's "income") on its investments. When the Fund sells a security for a price that is higher than it paid, it has a gain. When the Fund sells a security for a price that is lower than it paid, it has a loss. If the Fund has held the security for more than one year, the gain or loss will be a long-term capital ain or loss. If the Fund has held the security for one year or less, the gain or loss will be a short-term capital gain or loss. The Fund's gains and losses are netted together, and, if the Fund has a net gain (the Fund's "gains"), that gain will generally be distributed to you.

    TAXATION OF THE FUND'S INVESTMENTS. The Fund invests your money in the stocks, bonds and other securities that are described in the section "How Does the Fund Invest Its Assets?" Special tax rules may apply in determining the income and gains that the Fund earns on its investments. These rules may, in turn, affect the amount of distributions that the Fund pays to you. These special tax rules are discussed in the SAI.

    TAXATION OF THE FUND. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains that it distributes to you.

    FOREIGN TAXES. Foreign governments may impose taxes on the income and gains from the Fund's investments in foreign stocks and bonds. These taxes will reduce the amount of the Fund's distributions to you. The Fund may also invest in the securities of foreign companies that are "passive foreign investment companies" ("PFICs").

WHAT IS A DISTRIBUTION?

As a shareholder, you will receive your share of the Fund's income and gains on its investments in stocks, bonds and other securities. The Fund's income and short term capital gains are paid to you as ordinary dividends. The Fund's long-term capital gains are paid to you as capital gain distributions. If the Fund pays you an amount in excess of its income and gains, this excess will generally be treated as a non- taxable distribution. These amounts, taken together, are what we call the Fund's distributions to you. These investments in PFICs may cause the Fund to pay income taxes and interest charges. If possible, the Fund will not invest in PFICs, or will adopt other strategies to avoid these taxes and charges.

TAXATION OF SHAREHOLDERS

  DISTRIBUTIONS. Distributions from the Fund, whether you receive them in cash or in additional shares, are generally subject to income tax. The Fund will send you a statement in January of the current year that reflects the amount of ordinary dividends, capital gain distributions and non-taxable distributions you received from the Fund in the prior year. The amounts on this statement will include distributions declared in December of the prior year, and paid to you in January of the current year. These distributions are taxable as if you had received them on December 31 of the prior year. The IRS requires you to report these amounts on your income tax return for the prior year. You should also note that planholders generally are considered to be the shareholders of the Fund for federal tax purposes.

The Fund's statement for the prior year will tell you how much of your capital gain distribution represents 28% rate gain, or 25% rate gain, if applicable. The remainder of the capital gain distribution, after subtracting out these amounts, represents 20% rate gain.

    DISTRIBUTIONS TO RETIREMENT PLANS. Fund distributions received by your qualified retirement plan, such as a Section 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you.

DIVIDENDS-RECEIVED   DEDUCTION.   Corporate  investors  may  be  entitled  to  a
dividends-received deduction on a portion of the ordinary dividends received from the Fund.

WHAT IS A REDEMPTION?

A redemption is a sale by you to the Fund of some or all of your shares in the Fund. The price per share you receive when you redeem Fund shares may be more or less than the price at which you purchased those shares. An exchange of shares in the Fund for shares of another Franklin Templeton Fund is treated as a redemption of Fund shares and then a purchase of shares of the other fund. When you redeem or exchange your shares, you will generally have a gain or loss, depending upon whether the basis in your shares is more or less than your cost or other basis in the shares. Call Fund Information at 1-800-342-5236 for a free Shareholder Tax Information Handbook if you need more information in calculating the gain or loss on the redemption or exchange of your shares.

    REDEMPTIONS AND EXCHANGES. If you redeem your shares or if you exchange your shares in the Fund for shares in another Franklin Templeton Fund, you will generally have a gain or loss that the IRS requires you to report on your income tax return. If you exchange Fund shares held for 90 days or less and pay no sales charge or a reduced sales charge for the new shares, all or a portion of the sales charge you paid on the purchase of the shares you exchanged is not included in their cost for purposes of computing gain or loss on the exchange. If you hold your shares for six months or less, any loss you have will be treated as a long-term capital loss to the extent of any capital gain distributions received by you from the Fund. All or a portion of any loss on the redemption or exchange of your shares will be disallowed by the IRS if you purchase other shares in the Fund within 30 days before or after your redemption or exchange.

WHAT IS A FOREIGN TAX CREDIT?

A foreign tax credit is a tax credit for the amount of taxes imposed by a foreign country on earnings of the Fund. When a foreign company in which the Fund invests pays a dividend to the Fund, the dividend will generally be subject to a withholding tax. The taxes withheld in foreign countries create credits that you may use to offset your U.S. federal income tax.

    FOREIGN TAXES. If more than 50% of the value of the Fund's assets consist of foreign securities, the Fund may elect to pass-through to you the amount of foreign taxes it paid. If the Fund makes this election, your year-end statement will show more taxable income than was actually distributed to you. However, you will be entitled to either deduct your share of such taxes in computing your taxable income or claim a foreign tax credit for such taxes against your U.S. federal income tax. Your year-end statement, showing the amount of deduction or credit available to you, will be distributed to you in January along with other shareholder information records including your Fund Form 1099-DIV.

    The 1997 Act includes a provision that allows you to claim these credits directly on your income tax return (Form 1040) and eliminates the previous requirement that you complete a detailed supporting form. To qualify, you must have $600 or less in joint return foreign taxes ($300 or less on a single return), all of which are reported to you on IRS Form 1099-DIV. THIS SIMPLIFIED PROCEDURE APPLIES ONLY FOR CALENDAR YEARS 1998 AND BEYOND, AND IS NOT AVAILABLE IN 1997.

NON-U.S. INVESTORS. Ordinary dividends generally will be subject to U.S. income tax withholding. Your home country may also tax ordinary dividends, capital gain distributions and gains arising from redemptions or exchanges of your Fund shares. Fund shares held by the estate of a non-U.S. investor may be subject to U.S. estate tax. You may wish to contact your tax advisor to determine the U.S. and non-U.S. tax consequences of your investment in the Fund.

STATE TAXES. Ordinary dividends and capital gain distributions that you receive from the Fund as well as and gains arising from redemptions or exchanges of your Fund shares will generally be subject to state and local income tax. The holding of Fund shares may also be subject to state and local intangibles taxes. You may wish to contact your tax advisor to determine the state and local tax consequences of your investment in the Fund.

WHAT IS A BACKUP WITHHOLDING?

Backup withholding occurs when the Fund is required to withhold and pay over to the IRS 31% of your distributions and redemption proceeds. You can avoid backup withholding by providing the Fund with your TIN, and by completing the tax certifications on your account application that you were asked to sign when you opened your account. However, if the IRS instructs the Fund to begin backup withholding, it is required to do so even if you provided the Fund with your TIN and these tax certifications, and backup withholding will remain in place until the Fund is instructed by the IRS that it is no longer required.

    BACKUP WITHHOLDING. When you open an account, IRS regulations require that you provide your taxpayer identification number ("TIN"), certify that it is correct, and certify that you are not subject to backup withholding under IRS rules. If you fail to provide a correct TIN or the proper tax certifications, the Fund is required to withhold 31% of all the distributions (including ordinary dividends and capital gain distributions), and redemption proceeds paid to you. The Fund is also required to begin backup withholding on your account if the IRS instructs the Fund to do so. The Fund reserves the right not to open your account, or, alternatively, to redeem your shares at the current net asset value, less any taxes withheld, if you fail to provide a correct TIN, fail to provide the proper tax certifications, or the IRS instructs the Fund to begin backup withholding on your account.

THIS TAX DISCUSSION IS FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISORS CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND. A MORE COMPLETE DISCUSSION OF THESE RULES AND RELATED MATTERS IS CONTAINED IN THE SECTION ENTITLED "ADDITIONAL INFORMATION ABOUT DISTRIBUTIONS AND TAXES" IN THE SAI. THE TAX TREATMENT OF DISTRIBUTIONS OF ORDINARY DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS, FOREIGN TAXES PAID AND INCOME TAXES WITHHELD IS ALSO DISCUSSED IN A FREE SHAREHOLDER TAX INFORMATION HANDBOOK, AVAILABLE FROM FUND INFORMATION AT 1-800-342-5236.


                           HOW IS THE FUND ORGANIZED?


    The Fund is a diversified, open-end management investment company, commonly called a mutual fund. It was organized as a Maryland corporation on October 26, 1990, and is registered with the SEC. The Fund sells its shares only through Templeton Capital Accumulation Plans, a unit investment trust. Each share of the Fund has one vote. All shares have equal voting, participation and liquidation rights. Shares of the Fund are considered Class I shares for redemption, exchange and other purposes. In the future, the Fund may offer additional classes of shares.


    The Fund has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.


    The Fund does not intend to hold annual shareholder meetings. It may hold special meetings, however, for matters requiring shareholder approval. A meeting may also be called by the Board in its discretion or for the purpose of considering the removal of a Board member if requested in writing to do so by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a Board member.


ABOUT YOUR ACCOUNT

                              HOW DO I BUY SHARES?


    The Fund offers its shares through an investment in the Plans. Details of the Plans, including the terms of the offering, may be found in the attached prospectus for the Plans. Except in cases where planholders have received Fund shares in connection with the liquidation of a Plan or partial withdrawal from a Plan (into a non-contributory voluntary account), it is not generally contemplated that any person, other than TFTC as custodian for the Plans, will directly hold any shares of the Fund.


    No Securities Dealer, salesman, or other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the SAI, in connection with the offer contained in this prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund, Investment Counsel, or Distributors.

    Except for the fact that the Fund's shares are available only through the Plans, the Fund does not represent an investment concept which is new or different from other investment companies for which Investment Counsel or its affiliates acts as an investment manager. The Fund's investment objective of long-term capital growth is similar to the objective of certain other Franklin Templeton Funds. The methods employed by each of these other funds in attaining the objective vary from each other and from the Fund. The investment results attained by these other Franklin Templeton Funds have varied from each other in the past and are likely to continue to vary from each other and from the Fund in the future. You could, however, purchase shares of the other Franklin Templeton Funds, which, in the early years of the Plan, would be at a lesser sales charge.


    Investors wishing information on any of these funds may contact Shareholder Services at 1-800/632-2301.


                MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?

    We offer a wide variety of funds. If you liquidate a Plan or exercise the partial withdrawal privilege under a Plan, you can move your investment to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.


    Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment objective and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums. In general, no sales charge applies, and in the case of an exchange into a Franklin Templeton Fund that offers two classes of shares, a shareholder would receive Class I shares, which generally bear lower Rule 12b-1 distribution fees that Class II shares of the same fund.





                         METHOD                 STEPS TO FOLLOW
                         ---------------------- ------------------------------------------------------

                         BY MAIL                1. Send TFTC signed written instructions

                                                2. Include any outstanding  share  certificates  for the shares you want to exchange
                         ---------------------- ----------------------------------------------------------------
                         BY PHONE               Call Shareholder Services or TeleFACTS(R)

                                               ,If you do not want the  ability to  exchange by phone to apply to your account, please let us know.
                         ---------------------- ----------------------------------------------------------------
                         THROUGH YOUR DEALER    Call your investment representative
                         ---------------------- ----------------------------------------------------------------


    Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.


EXCHANGE RESTRICTIONS

    Please be aware that the following restrictions apply to exchanges:


    o You may only exchange shares within the same class, except as noted below.

    o The accounts must be identically registered. You may, however, exchange shares from a Fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. PLEASE NOTIFY US IN WRITING IF YOU DO NOT WANT THIS OPTION TO BE AVAILABLE ON YOUR ACCOUNT. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

    o Trust Company IRA or 403(b) retirement plan accounts may exchange shares as described above. Restrictions may apply to other types of retirement plans. Please contact Retirement Plan Services for information on exchanges within these plans.


    o The fund you are exchanging into must be eligible for sale in your state.

    o We may modify or discontinue our exchange policy if we give you 60 days' written notice.

                              HOW DO I SELL SHARES?


    If you liquidate your Plan or exercise the partial withdrawal privilege under a Plan, you may sell (redeem) the shares received at any time.



                       METHOD                 STEPS TO FOLLOW
                       ---------------------- ----------------------------------------------------------------

                       BY MAIL                1. Send TFTC  signed  written  instructions.  If you would like your redemption proceeds wired to a bank account,  your instructions should  include:

                                              o  The name,  address  and  telephone  number of the bank where you want  the  proceeds  sent
                                              o Your bank account   number
                                              o The Federal Reserve ABA routing number
                                              o  If you are using a savings  and loan or  credit  union,  the name of the corresponding bank and the account number

                                           2. Include any outstanding  share  certificates  for the shares you are selling
                                              3. Provide a signature guarantee if required
                                              4. Corporate,  partnership and trust accounts may need to send additional
                       ---------------------- ----------------------------------------------------------------

                   BY PHONE               Call Shareholder Services. If you would like your redemption proceeds wired to a bank  account,  other  than an escrow  account, you  must first sign up  for  the  wire  feature. To sign up, send  us  written instructions, with a signature  guarantee.
                                              To avoid  any delay in  processing,  the instruction
                                              should include the items listed in "By Mail" above.

                                              Telephone requests will be accepted:

                                              o If the request is up to $50,000 or less.
                                              o If there are no share certificates  issued for the shares you want to sell or you have already returned them to the Fund.
                                              o Unless you are selling  shares in a Trust Company  retirement plan  account.
                                              o Unless  the  address  on your  account  was  changed by phone within in the last 15 days.
                                                 If you do not want the  ability  to  redeem by phone to
                                                apply to your account, please let us know.

                       ---------------------- ----------------------------------------------------------------
                       THROUGH YOUR DEALER    Call your investment representative

                       ---------------------- ----------------------------------------------------------------



    We will send your redemption check within seven days after we receive your request in proper form. If you would like the check sent to an address other than the address of record or made payable to someone other than the registered owners on the account, send us written instructions signed by all account owners, with a signature guarantee. We are not able to receive or pay out cash in the form of currency.

    The wiring redemption proceeds is a special that we make available whenever possible for redemption requests of $1,000 or more. If we receive your request in proper form before 4:00 p.m. Eastern time, your wire payment will be sent the next business day. For requests received in proper form after 4:00 p.m. Eastern time, the payment will be sent the second business day. By offering this service to you, the Fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption requests by wire is not processed as described in this section.

    If you sell shares you recently purchased in the Plan with a check or draft, we may delay sending you the proceeds for up to 15 days or more to allow the check or draft to clear. A certified or cashier's check may clear in less time.


    Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.


    Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.


TRUST COMPANY RETIREMENT PLAN ACCOUNTS


    To comply with IRS regulations, you need to complete additional forms before selling shares in a Trust Company retirement plan account. Tax penalties generally apply to any distribution from these plans to a participant under age 59 1/2, unless the distribution meets an exception stated in the Code. To obtain the necessary forms, please call Retirement Plan Services.

                WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUND?

    Dividend and capital gain distributions (if any) are usually paid in October and (if necessary) in December representing all or substantially all of the Fund's net investment income and any net realized capital gains.


    Income dividends and capital gain distributions paid by the Fund, pursuant to the terms of the Plans, are automatically reinvested on the payment date in whole or fractional shares of the Fund at net asset value as of the ex-dividend date. If you elect, you may receive such distributions in cash so long as the account is not a Trust Company retirement plan account. The processing date for the reinvestment of dividends may vary from time to time, and does not affect the amount or value of the shares acquired.

    Dividend payments are not guaranteed, are subject to the Board's discretion and may vary with each payment. The Fund does not pay "interest" or guarantee any fixed rate of return on an investment in its shares.

                 TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

SHARE PRICE

    You may obtain shares in the Fund only through purchasing shares in a Plan. The Offering Price of the Plan shares is based on the Fund's Net Asset Value per share, and includes the maximum sales charge. We calculate it to two decimal places using standard rounding criteria. You sell shares at net Asset Value.

    The Net Asset Value we use when you buy or sell shares is the one next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the Fund. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents.

HOW AND WHEN SHARES ARE PRICED


    The Fund is open for business each day the NYSE is open. We determine the Net Asset Value per share as of the scheduled close of the NYSE, generally 4:00 p.m. Eastern time. You can find the prior day's closing Net Asset Value and Offering Price in many newspapers.

    To calculate Net Asset Value per share, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The Fund's assets are valued as described under "How are Fund Shares Valued?" in the SAI.


PROPER FORM


An order to buy shares is in proper form when we receive your signed shareholder application and check. Written requests to sell or exchange shares are in proper form when we receive signed written instructions, with a signature guarantee if necessary. We must also receive any outstanding share certificates for those shares.



WRITTEN INSTRUCTIONS

    Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

    o Your name,

    o The Fund's name,

    o A description of the request,


    o For exchanges, the name of the fund you are exchanging into,

    o Your account number,

    o The dollar amount or number of shares, and

     o A telephone number where we may reach you during the day, or in the evening if preferred.


    JOINT ACCOUNTS. For accounts with more than one registered owner, we accept written instructions signed by only one owner for certain types of transactions or account changes. These include transactions or account changes that you could also make by phone, such as certain redemptions of $50,000 or less, exchanges between identically registered accounts, and changes to the address of record. For most other types of transactions or changes, written instructions must be signed by all registered owners.

    Please keep in mind that if you have previously told us that you do not want telephone exchange or redemption privileges on your account, then we can only accept written instructions to exchange or redeem shares if they are signed by all registered owners on the account.


SIGNATURE GUARANTEES

    For our mutual protection, we require a signature guarantee in the following situations:


    1) You wish to sell over $50,000 worth of shares,

    2) You want the proceeds to be paid to someone other than the registered owners,

    3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

    4) We receive instructions from an agent, not the registered owners,

    5) We believe a signature guarantee would protect us against potential claims based on the instructions received.


    A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency or securities exchange or association. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.


SHARE CERTIFICATES

    We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.


    Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.


TELEPHONE TRANSACTIONS


    You may initiate many transactions and changes to your account by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services.

    When you call, we will request personal or other identifying information to confirm that your instructions are genuine. We may also record calls. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus.

For your protection, we may delay transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. We also will not be liable for any loss if we follow instructions by phone that we reasonably believe are genuine or if you are unable to execute a transaction by phone.

    TRUST COMPANY RETIREMENT PLAN ACCOUNTS. We cannot accept instructions to sell shares or change distribution options on Trust Company retirement plans by phone. While you may exchange shares of Trust Company IRA and 403(b) retirement accounts by phone, certain restrictions may be imposed on other retirement plans.

    To obtain any required forms or more information about distribution or transfer procedures, please call our Retirement Plan Services.


ACCOUNT REGISTRATIONS AND REQUIRED DOCUMENTS


    When you open an account, we need you to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.

    JOINT OWNERSHIP. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, we cannot accept instructions to change owners on the account unless ALL owners agree in writing, even if the law in your state says otherwise. If you would like another person or owner to sign for you, please send us a current power of attorney.


    GIFTS AND TRANSFERS TO MINORS. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.


    TRUSTS. You should register your account as a trust only if you have a valid written trust document. This avoids future disputes or possible court action over who owns the account.


    REQUIRED DOCUMENTS. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account. Since shares in the Fund can only be acquired by transferring shares from a Plan, a transfer letter of instructions is required in addition to the following documents:


TYPE OF ACCOUNT   DOCUMENTS REQUIRED
----------------- -----------------------------------------------------------
CORPORATION       Corporate Resolution
 ----------------- -----------------------------------------------------------
PARTNERSHIP       1. The pages from the partnership  agreement that identify the general partners, or
                  2. A certification for a partnership agreement
----------------- -----------------------------------------------------------
TRUST             1. The pages from the trust  document  that  identify  the trustees, or
                  2. A certification for trust
----------------- -----------------------------------------------------------


    STREET OR NOMINEE ACCOUNTS. If you have Fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we cannot process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.

         IMPORTANT INFORMATION IF YOU HAVE AN INVESTMENT REPRESENTATIVE

    If there is a Securities Dealer or other representative of record on your account, we are authorized: (1) to provide confirmations, account statements and other information about your account directly to your dealer and/or representative; and (2) to accept telephone and electronic instructions directly from your dealer or representative, including instructions to exchange or redeem your shares. Electronic instructions may be processed through established electronic trading systems and programs used by the Fund. Telephone instructions directly from your representative will be accepted unless you have told us that you do not want telephone privileges to apply to your account.


KEEPING YOUR ACCOUNT OPEN


Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $50. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive(except for the reinvestment of distribution) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $100.

                    SERVICES TO HELP YOU MANAGE YOUR ACCOUNT


SYSTEMATIC WITHDRAWAL PLAN

    Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply.


    If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the shareholder Plan application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy Class I shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking account. Once you plan is established, any distributions paid by the Fund will be automatically reinvested in your account.


    You will generally receive your payment by the end of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

    You may  discontinue  a systematic  withdrawal  plan,  change the amount and schedule of withdrawal payments, or suspend one payment by notifying us in writing at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares?--Systematic Withdrawal Plan" in the SAI for more information.

TELEFACTS(R)

    From a touch-tone phone, you may call our TeleFACTS system (day or night) at 1-800/247-1753 to:


    o obtain information about your account;


    o obtain price and performance information about any Franklin Templeton
      Fund;

    o exchange shares between identically registered Franklin accounts; and

    o request duplicate statements and deposit slips for Franklin accounts.

    You will need the Fund's code number to use TeleFACTS(R). The code number is 450.


STATEMENTS AND REPORTS TO SHAREHOLDERS

    We will send you the following statements and reports on a regular basis:


    o Confirmation and account statements reflecting transactions in your account, including transfers from your Plan account and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.

    o Financial reports of the Fund will be sent every six months. To reduce Fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call Fund Information if you would like an additional free copy of the Fund's financial reports.


AVAILABILITY OF THESE SERVICES

    The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, the Fund may not be able to offer these services directly to you. Please contact your investment representative.

WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?


If you have  any  questions  about  your  account,  you may  write  to  Investor
Services, 100 Fountain Parkway, P.O. Box 33030, St. Petersburg, Florida 33733-8030. The Fund and Distributors are also located at this address.
Investment Counsel is located at Broward Financial Centre, Fort Lauderdale, Florida 33394-3091. You may also contact us by phone at one of the numbers listed below.


                                                                         HOURS OF OPERATION
                                                                       (EASTERN TIME)
                                DEPARTMENT NAME         TELEPHONE NO.    (MONDAY THROUGH FRIDAY)
                                ----------------------- ---------------- -----------------------------
                                Shareholder Services    1-800/632-2301   8:30 a.m. to 8:00 p.m.
                                Dealer Services         1-800/524-4040   8:30 a.m. to 8:00 p.m.
                                Fund Information        1-800/DIAL BEN   8:30 a.m. to 11:00 p.m.
                                                       (1-800/342-5236)  9:30 a.m. to  5:30 p.m.(Saturday)
                                Retirement Plan         1-800/527-2020   8:30 a.m. to 8:00 p.m.
                                Services
                                TDD (hearing impaired)  1-800/851-0637   8:30 a.m. to 8:00 p.m.

    Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.

GLOSSARY

                          USEFUL TERMS AND DEFINITIONS

1940 ACT--Investment Company Act of 1940, as amended

BOARD--The Board of Directors of the Fund

CD--Certificate of deposit


CLASS I AND CLASS II--Certain funds in the Franklin Templeton Funds offer multiple classes of shares. The different classes have proportionate interests in the same portfolio of investment securities. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. The Fund's shares are considered Class I shares for redemption, exchange and other purposes.


CODE--Internal Revenue Code of 1986, as amended

DISTRIBUTORS--Franklin/Templeton   Distributors,   Inc.,  the  Fund's  principal
underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Directors."


FRANKLIN TEMPLETON FUNDS--The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except for Franklin Valuemark Funds, Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund and Templeton Variable Products Series Fund


FRANKLIN TEMPLETON GROUP--Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS--All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT SERVICES--Franklin Templeton Services, Inc., the Fund's administrator


INVESTMENT COUNSEL--Templeton Investment Counsel, Inc., the Fund's investment manager


INVESTOR   SERVICES--Franklin/Templeton  Investor  Services,  Inc.,  the  Fund's
shareholder servicing and transfer agent

IRS--Internal Revenue Service

MOODY'S--Moody's Investors Service, Inc.

NET ASSET VALUE (NAV)--The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NSCC--National Securities Clearing Corporation


NYSE--New York Stock Exchange


OFFERING PRICE--The public offering price is the Net Asset Value per share. Shares of the Fund may be initially acquired through an investment in Templeton Capital Accumulation Plans. The charges for the first year of a Plan can amount to 50% of the amounts paid during that year under the Plan.

RESOURCES--Franklin Resources, Inc.

SAI--Statement of Additional Information


S&P--Standard & Poor's Corporation


SEC--U.S. Securities and Exchange Commission

SECURITIES DEALER--A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

TELEFACTS(R)--FRANKLIN TEMPLETON'S AUTOMATED CUSTOMER SERVICING SYSTEM

TFTC--Templeton Funds Trust Company, the custodian for the Plans as described in the Plan prospectus

TRUST COMPANY--Franklin Templeton Trust Company. Trust Company is an affiliate of Distributors and both are wholly owned subsidiaries of Resources.

U.S.--United States

WE/OUR/US--Unless the context indicates a different meaning, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.

FRANKLIN TEMPLETON GROUP OF FUNDS

LITERATURE REQUEST -- CALL 1-800/DIAL BEN (1-800/342-5236) today for a free descriptive brochure and prospectus on any of the funds listed below. The prospectus contains more complete information, including fees, charges and expenses, and should be read carefully before investing or sending money.

GLOBAL GROWTH

Franklin Global Health Care Fund
Franklin Templeton Japan Fund
Templeton Developing Markets
Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global
 Infrastructure Fund
Templeton Global
 Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller
 Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH AND INCOME

Franklin Global Utilities Fund
Franklin Templeton German
 Government Bond Fund
Franklin Templeton
 Global Currency Fund
Mutual European Fund
Templeton Global Bond Fund
Templeton Growth and Income
 Fund

GLOBAL INCOME

Franklin Global Government
Income Fund
Franklin Templeton Hard
 Currency Fund
Franklin Templeton High
 Income Currency Fund
Templeton Americas
 Government Securities Fund

GROWTH

Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin  California  Growth Fund
Franklin DynaTech Fund
Franklin  Equity Fund
Franklin Gold Fund
Franklin  Growth Fund
Franklin  MidCap
Growth Fund
Franklin Small Cap Growth Fund
 Mutual Discovery Fund

GROWTH AND INCOME

Franklin Asset Allocation Fund
Franklin Balance Sheet
 Investment  Fund
Franklin  Convertible  Securities  Fund
Franklin Equity Income
Fund
Franklin  Income  Fund
Franklin  MicroCap  Value  Fund
 Franklin  Natural
Resources Fund
Franklin Real Estate  Securities Fund
Franklin  Rising  Dividends Fund
Franklin  Strategic Income Fund
Franklin Utilities Fund
 Franklin Value Fund
Mutual Beacon Fund
Mutual  Financial  Services Fund
Mutual Qualified Fund
Mutual Shares Fund
Templeton American Trust, Inc.

FUND ALLOCATOR SERIES
Franklin Templeton
Conservative Target Fund
Franklin Templeton
Moderate Target Fund
Franklin Templeton
Growth Target Fund

INCOME

Franklin Adjustable Rate
 Securities Fund
Franklin Adjustable U.S.
Government Securities Fund
Franklin's AGE High Income Fund
Franklin Investment
Grade Income Fund
Franklin Short-Intermediate U.S.
Government Securities Fund
Franklin U.S. Government
Securities Fund
Franklin Money Fund
Franklin Federal Money Fund
FOR CORPORATIONS
Franklin Corporate Qualified
Dividend Fund

FRANKLIN FUNDS SEEKING
TAX-FREE INCOME

Federal Intermediate-Term
 Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free Income Fund
Tax-Exempt Money Fund

FRANKLIN STATE-SPECIFIC FUNDS SEEKING TAX-FREE INCOME

Alabama
Arizona*
Arkansas**
California*
Colorado
Connecticut
Florida*
Georgia
Hawaii**
Indiana
Kentucky
Louisiana
Maryland
Massachusetts***
Michigan*
Minnesota***
Missouri
New Jersey
New York*
North Carolina
Ohio***
Oregon
Pennsylvania
Tennessee**
Texas
Virginia
Washington**

VARIABLE ANNUITIES+

Franklin Valuemark(R)
Franklin Templeton
 Valuemark Income Plus
(an immediate annuity)

*Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).

**The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

***Portfolio of insured municipal securities.

+Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC.

                                     PART B
                      STATEMENT OF ADDITIONAL INFORMATION

TEMPLETON
CAPITAL ACCUMULATOR
FUND, INC.


STATEMENT OF
ADDITIONAL INFORMATION                                          LOGO
                                                         100 FOUNTAIN PARKWAY
JANUARY 1, 1998                       ST. PETERSBURG, FL 33716  1-800/DIAL BEN

------------------------------------------------------------------------------


CONTENTS PAGE
How Does the Fund Invest Its Assets?... 2
What Are the Risks of Investing in
the Fund?.............................. 5
Investment Restrictions................ 8
Officers and Directors................ 10
Investment Management and Other
Services.............................. 15
How Does the Fund Buy Securities
for Its Portfolio?.................... 16

How Do I Buy, Sell and Exchange
Shares?.............................. 17
How Are Fund Shares Valued?.......... 18
Additional Information on
Distributions and Taxes...............19
The Fund's Underwriter............... 22
How Does the Fund Measure
Performance?......................... 22
Miscellaneous Information............ 27
Financial Statements................. 27
Useful Terms and Definitions......... 28
Appendix
Description of Ratings............... 29


------------------------------------------------------------------------------
When reading this SAI, you will see certain terms beginning with capital letters. This means the term is explained under "Useful Terms and Definitions."

-------------------------------------------------------------------------------

Templeton Capital Accumulator Fund, Inc. (the "Fund") is a diversified open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund seeks to achieve its objective through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation. Any income realized will be incidental.


The Prospectus, dated January 1, 1998, as may be amended from time to time, contains the basic information you should know before investing in the Fund. For a free copy, call 1-800/DIAL BEN.


THIS SAI IS NOT A PROSPECTUS. IT CONTAINS INFORMATION IN ADDITION TO AND IN MORE DETAIL THAN SET FORTH IN THE PROSPECTUS. THIS SAI IS INTENDED TO PROVIDE YOU WITH ADDITIONAL INFORMATION REGARDING THE ACTIVITIES AND OPERATIONS OF THE FUND, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

    MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:


    O ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

    O   ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY
        BANK;

    O   ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
        PRINCIPAL.


HOW DOES THE FUND INVEST ITS ASSETS?


------------------------------------------------------------------------------


The following provides more detailed information about some of the securities the Fund may buy and its investment policies. You should read it together with the section in the Prospectus entitled "How Does the Fund Invest Its Assets?"

The Fund may invest for defensive purposes in commercial paper which, at the date of investment, must be rated A-1 by S&P or Prime-1 by Moody's or, if not rated, be issued by a company which, at the date of investment, has an outstanding debt issue rated AAA or AA by S&P or Aaa or Aa by Moody's.

REPURCHASE AGREEMENTS. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Under a repurchase agreement, the seller is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Investment Counsel will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price. Repurchase agreements may involve risks in the event of default or insolvency of the seller, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. The Fund will enter into repurchase agreements only with parties who meet creditworthiness standards approved by the Board, I.E., banks or broker-dealers which have been determined by Investment Counsel to present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

LOANS OF PORTFOLIO SECURITIES. The Fund may lend to banks and broker-dealers portfolio securities with an aggregate market value of up to one-third of its total assets. Such loans must be secured by collateral (consisting of any combination of cash, U.S. government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The Fund may terminate the loans at any time and obtain the return of the securities loaned within five business days. The Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities. However, as with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral should the borrower fail.

DEBT SECURITIES. The Fund may invest in debt securities, which are rated no lower than Caa by Moody's or CCC by S&P or deemed to be of comparable quality by Investment Counsel. As an operating policy, the Fund will not invest more than 5% of its assets in debt securities rated lower than Baa by Moody's or BBB by S&P. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Fund's Net Asset Value.


Higher yielding corporate debt securities are ordinarily unrated or in the lower rating categories of recognized rating agencies (that is, ratings of Baa or lower by Moody's or BBB or lower by S&P) and are generally considered to be predominantly speculative and, therefore, may involve greater volatility of price and risk of loss of principal and income (including the possibility of default or bankruptcy of issuers of such securities) than securities in the higher rating categories. A debt security rated Caa by Moody's is of poor standing. Such a security may be in default or there may be present elements of danger with respect to principal and interest. A debt security rated CCC by S&P is regarded, on balance, as speculative. Such a security will have some quality and protective characteristics, but these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Although they may offer higher yields than do higher rated securities, low rated and unrated debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated and unrated debt securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish the Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low rated or unrated debt securities may also make it more difficult for the Fund to obtain accurate market quotations for the purposes of valuing the Fund's portfolio. Market quotations are generally available on many low rated or unrated securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated debt securities may be more complex than for issuers of higher rated securities, and the ability of the Fund to achieve its investment objective may, to the extent of investment in low rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher rated securities.

Low rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated debt securities prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, the Fund may incur additional expenses to seek recovery.

The Fund may accrue and report interest on high yield bonds structured as zero coupon bonds or pay-in-kind securities as income even though it receives no cash interest until the security's maturity or payment date. In order to qualify for beneficial tax treatment, the Fund must distribute substantially all of its income to shareholders (see "Additional Information on Distributions and Taxes"). Thus, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, so that it may satisfy the distribution requirement.

STRUCTURED INVESTMENTS. Included among the issuers of debt securities in which the Fund may invest are entities organized and operated solely for the purpose of restructuring the investment characteristics of various securities. These entities are typically organized by investment banking firms which receive fees in connection with establishing each entity and arranging for the placement of its securities. This type of restructuring involves the deposit with or purchases by an entity, such as a corporation or trust, of specified instruments and the issuance by that entity of one or more classes of securities
("structured investments") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured investments to create securities with different investment characteristics such as varying maturities, payment priorities or interest rate provisions; the extent of the payments made with respect to structured investments is dependent on the extent of the cash flow on the underlying instruments. Because structured investments of the type in which the Fund anticipates investing typically involve no credit enhancement, their credit risk will generally be equivalent to that of the underlying instruments.

The Fund is permitted to invest in a class of structured investments that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured investments typically have higher yields and present greater risks than unsubordinated structured investments. Although the Fund's purchase of subordinated structured investments would have a similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of the limitations placed on the extent of the Fund's assets that may be used for borrowing activities.

Certain issuers of structured investments may be deemed to be "investment companies" as defined in the 1940 Act. As a result, the Fund's investment in these structured investments may be limited by the restrictions contained in the 1940 Act. Structured investments are typically sold in private placement transactions, and there currently is no active trading market for structured investments. To the extent such investments are illiquid, they will be subject to the Fund's restrictions on investments in illiquid securities.


FUTURES CONTRACTS. The Fund's investment policies also permit it to buy and sell stock index futures contracts with respect to any stock index traded on a recognized stock exchange or board of trade, to an aggregate amount not exceeding 20% of the Fund's total assets at the time when such contracts are entered into. Successful use of stock index futures is subject to Investment Counsel's ability to predict correctly movements in the direction of the stock markets. No assurance can be given that Investment Counsel's judgment in this respect will be correct.


A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. The value of a unit is the current value of the stock index. For example, the Standard & Poor's 500 Stock Index (the "S&P 500 Index") is composed of 500 selected common stocks, most of which are listed on the NYSE. The S&P 500 Index assigns relative weightings to the value of one share of each of these 500 common stocks included in the index, and the index fluctuates with changes in the market values of the shares of those common stocks. In the case of the S&P 500 Index, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 Index were $150, one contract would be worth $75,000 (500 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the Fund enters into a futures contract to buy 500 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will gain $2,000 (500 units x gain of $4). If the Fund enters into a futures contract to sell 500 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will lose $2,000 (500 units x loss of $4).

During or in anticipation of a period of market appreciation, the Fund may enter into a "long hedge" of common stock which it proposes to add to its portfolio by purchasing stock index futures for the purpose of reducing the effective purchase price of such common stock. To the extent that the securities which the Fund proposes to purchase change in value in correlation with the stock index contracted for, the purchase of futures contracts on that index would result in gains to the Fund which could be offset against rising prices of such common stock.

During or in anticipation of a period of market decline, the Fund may "hedge" common stock in its portfolio by selling stock index futures for the purpose of limiting the exposure of its portfolio to such decline. To the extent that the Fund's portfolio of securities changes in value in correlation with a given stock index, the sale of futures contracts on that index could substantially reduce the risk to the portfolio of a market decline and, by so doing, provide an alternative to the liquidation of securities positions in the portfolio with resultant transaction costs.


Parties to an index futures contract must make initial margin deposits to secure performance of the contract, which currently range from 1/2% to 5% of the contract amount. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded. There also are requirements to make variation margin deposits as the value of the futures contract fluctuates.


At the time the Fund purchases a stock index futures contract, an amount of cash, U.S. government securities, or other highly liquid debt securities equal to the market value of the contract will be deposited in a segregated account with the Fund's custodian. When selling a stock index futures contract, the Fund will maintain with its custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning a portfolio with a volatility substantially similar to that of the index on which the futures contract is based, or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

STOCK INDEX OPTIONS. The Fund may purchase and sell put and call options on securities indices in standardized contracts traded on national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ. An option on a securities index is a contract that gives the purchaser of the option, in return for the premium paid, the right to receive from the writer of the option, cash equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars, times a specified multiplier for the index option. An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain indicators.


The Fund may write call options and put options only if they are "covered." A call option on an index is covered if the Fund maintains with its custodian cash or cash equivalents equal to the contract value. A call option is also covered if the Fund holds a call on the same index as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written, or (2) greater than the exercise price of the call written, provided the difference is maintained by the Fund in cash or cash equivalents in a segregated account with its custodian. A put option on an index is covered if the Fund maintains cash or cash equivalents equal to the exercise price in a segregated account with its custodian. A put option is also covered if the Fund holds a put on the same index as the put written where the exercise price of the put held is (1) equal to or greater than the exercise price of the put written, or (2) less than the exercise price of the put written, provided the difference is maintained by the Fund in cash or cash equivalents in a segregated account with its custodian.


If an option written by the Fund expires, the Fund will realize a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund will realize a capital loss equal to the premium paid.

Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

FOREIGN CURRENCY HEDGING TRANSACTIONS. In order to hedge against foreign currency exchange rate risks, the Fund may enter into forward foreign currency exchange contracts and foreign currency futures contracts, as well as purchase put or call options on foreign currencies, as described below. The Fund may also conduct its foreign currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market.

The Fund may enter into forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security. In addition, for example, when the Fund believes that a foreign currency may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. This second investment practice is generally referred to as "cross-hedging." Because in connection with the Fund's forward contract transactions an amount of the Fund's assets equal to the amount of the purchase will be held aside or segregated to be used to pay for the commitment, the Fund will always have cash, cash equivalents or high quality debt securities available sufficient to cover any commitments under these contracts or to limit any potential risk. The segregated account will be marked-to-market on a daily basis. While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts in the manner set forth above may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not engaged in such contracts.

The Fund may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. As is the case with other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates, although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by the Fund will be traded on U.S. and foreign exchanges or over-the-counter.


The Fund may enter into exchange-traded contracts for the purchase or sale for future delivery of foreign currencies ("foreign currency futures"). This investment technique will be used only to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of the Fund's portfolio securities or adversely affect the prices of securities that the Fund intends to purchase at a later date. The successful use of foreign currency futures will usually depend on Investment Counsel's ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of foreign currency futures or may realize losses.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?


-----------------------------------------------------------------------------
The Fund has an unlimited right to purchase securities in any foreign country, developed or developing, if they are listed on a stock exchange, as well as a limited right to purchase such securities if they are unlisted. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.


There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the U.S. Foreign companies are not generally subject to uniform accounting or financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. The Fund, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its Net Asset Value. Foreign markets have substantially less volume than the NYSE and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Investments in unlisted foreign securities raise liquidity concerns, and the Board of the Fund (or Investment Counsel under the supervision of the Board) will monitor, on a continuing basis, the status of the Fund's positions (and any anticipated positions) in these securities in light of the Fund's restriction against investments in illiquid securities exceeding 10% of its total net assets. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S.

Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (1) less social, political and economic stability; (2) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (3) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (4) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (5) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (6) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.


In addition, many countries in which the Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource selfsufficiency and balance of payments position.


Investments in Eastern European countries may involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in certain Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to Fund shareholders.

 Investing in Russian companies involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets, and should be considered highly speculative. Such risks include, together with Russia's continuing political and economic instability and the slow-paced development of its market economy, the following: (a) delays in settling portfolio transactions and risk of loss arising out of Russia's system of share registration and custody; (b) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgment; (c) pervasiveness of corruption, insider trading, and crime in the Russian economic system; (d) currency exchange rate volatility and the lack of available currency hedging instruments; (e) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation); (f) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on the Fund's ability to exchange local currencies for U.S. dollars; (g) the risk that the government of Russia or other executive or legislative bodies may decide not to continue to support the economic reform programs implemented since the dissolution of the Soviet Union and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, a return to the centrally planned economy that existed prior to the dissolution of the Soviet Union, or the nationali-zation of privatized enterprises; (h) the risks of investing in securities with substantially less liquidity and in issuers having significantly smaller market capitalizations, when compared to securities and issuers in more developed markets; (i) the difficulties associated in obtaining accurate market valuations of many Russian securities, based partly on the limited amount of publicly available information; (j) the financial condition of Russian companies, including large amounts of inter-company debt which may create a payments crisis on a national scale; (k) dependency on exports and the corresponding importance of international trade; (l) the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws; (m) possible difficulty in identifying a purchaser of securities held by the Fund due to the underdeveloped nature of the securities markets; (n) the possibility that pending legislation could restrict the levels of foreign investment in certain industries, thereby limiting the number of investment opportunities in Russia;
(o) the risk that pending legislation would confer to Russian courts the exclusive jurisdiction to resolve disputes between foreign investors and the Russian government, instead of bringing such disputes before an internationally-accepted third-country arbitrator; and (p) the difficulty in obtaining information about the financial condition of Russian issuers, in light of the different disclosures and accounting standards applicable to Russian companies.

There is little long-term historical data on Russian securities markets because they are relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. Because of the recent formation of the securities markets as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity and it is possible for the Fund to lose its registration through fraud, negligence or even mere oversight. While the Fund will endeavor to ensure that its interests continue to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, although a Russian public enterprise with more than 500 shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, in practice this regulation has not always been strictly enforced. Because of this lack of independence, management of a company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions in the share register. In addition, so-called "financial-industrial groups" have emerged in recent years that seek to deter outside investors from interfering in the management of companies they control. These practices may prevent the Fund from investing in the securities of certain Russian companies deemed suitable by Investment Counsel. Further, this also could cause a delay in the sale of Russian company securities by the Fund if a potential purchaser is deemed unsuitable, which may expose the Fund to potential loss on the investment.


The Fund endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread in currency exchange (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of cessation of trading on national exchanges, expropriation, nationalization or confiscatory taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments that could affect investments in securities of issuers in those nations.


The Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Some countries in which the Fund may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund. Through the Fund's flexible policy, Investment Counsel endeavors to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where from time to time it places the Fund's investments.


The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.


The Directors consider at least annually the likelihood of the imposition by any foreign government of exchange control restrictions which would affect the liquidity of the Fund's assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Directors also consider the degree of risk involved through the holding of portfolio securities in domestic and foreign securities depositories (see "Investment Management and Other Services -- Custodian and Transfer Agent"). However, in the absence of willful misfeasance, bad faith or gross negligence on the part of Investment Counsel, any losses resulting from the holding of the Fund's portfolio securities in foreign countries and/or with securities depositories will be at the risk of the shareholders. No assurance can be given that the directors' appraisal of the risks will always be correct or that such exchange control restrictions or political acts of foreign governments might not occur.

There are additional risks involved in stock index futures transactions. These risks relate to the Fund's ability to reduce or eliminate its futures positions, which will depend upon the liquidity of the secondary markets for such futures. The Fund intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, but there is no assurance that a liquid secondary market will exist for any particular contract or at any particular time.

Use of stock index futures for hedging may involve risks because of imperfect correlations between movements in the prices of the stock index futures on the one hand and movements in the prices of the securities being hedged or of the underlying stock index on the other. Successful use of stock index futures by the Fund for hedging purposes also depends upon Investment Counsel's ability to predict correctly movements in the direction of the market, as to which no assurance can be given.

There are several risks associated with transactions in options on securities indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a securities index, it would have to exercise the option in order to realize any profit or the option may expire worthless. If trading were suspended in an option purchased by the Fund, it would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.


INVESTMENT RESTRICTIONS

-------------------------------------------------------------------------------

The Fund has adopted the following restrictions as fundamental policies. These restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, this means the approval of (i) more than 50% of the outstanding shares of the Fund or (ii) 67% or more of the shares of the Fund present at a shareholder meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy, whichever is less. The Fund MAY NOT:

    1. Invest in real estate or mortgages on real estate (although the Fund may invest in marketable securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein); invest in interests (other than debentures or equity stock interests) in oil, gas or other mineral exploration or development programs; purchase or sell commodity contracts (except forward contracts and futures contracts as described in the Fund's Prospectus); or invest in other open-end investment companies.

    2. Purchase or retain securities of any company in which directors or officers of the Fund or of Investment Counsel, individually owning more than 1/2 of 1% of the securities of such company, in the aggregate own more than 5% of the securities of such company.

    3. Invest more than 5% of its total assets in the securities of any one issuer (exclusive of U.S. government securities).

    4. Purchase more than 10% of any class of securities of any one company, including more than 10% of its outstanding voting securities, or invest in any company for the purpose of exercising control or management.

    5. Act as an underwriter; issue senior securities; purchase on margin or sell short; write, buy or sell puts, calls, straddles or spreads (but the Fund may make margin payments in connection with futures contracts, forward contracts and options on securities indices and foreign currencies).

    6. Loan money, apart from the purchase of a portion of an issue of publicly distributed bonds, debentures, notes and other evidences of indebtedness, although the Fund may enter into repurchase agreements and lends its portfolio securities.

    7. Borrow money for any purpose other than redeeming its shares or purchasing its shares for cancellation, and then only as a temporary measure up to an amount not exceeding 5% of the value of its total assets; or pledge, mortgage, or hypothecate its assets for any purpose other than to secure such borrowings, and then only up to such extent not exceeding 10% of the value of its total assets as the Board may by resolution approve.1 (1) (For the purposes of this investment restriction, collateral arrangements with respect to margin for a futures contract or a forward contract are not deemed to be a pledge of assets.)

    8. Invest more than 5% of the value of the Fund's total assets in securities of issuers which have been in continuous operation less than three years.


    9. Invest more than 5% of the Fund's total assets in warrants, whether or not listed on the NYSE or the American Stock Exchange, including no more than 2% of its total assets which may be invested in warrants that are not listed on those exchanges. Warrants acquired by the Fund in units or attached to securities are not included in this investment restriction. This investment restriction does not apply to options on securities indices.

   10. Invest more than 15% of the Fund's total assets in securities of foreign issuers that are not listed on a recognized U.S. or foreign securities exchange, including no more than 10% of its total assets in restricted securities, securities that are not readily marketable, repurchase agreements having more than seven days to maturity, and over-the-counter options purchased by the Fund. Assets used as cover for over-the-counter options written by the Fund are considered not readily marketable.

   11. Invest more than 25% of the Fund's total assets in a single industry.

   12. Invest in "letter stocks" or securities on which there are any sales restrictions under a purchase agreement.

   13. Participate on a joint or a joint and several basis in any trading account in securities. (See "How Does the Fund Buy Securities for its Portfolio?" as to transactions in the same securities for the Fund, other clients and/or other mutual funds within the Franklin Templeton Group of Funds.)


If a bankruptcy or other extraordinary event occurs concerning a particular security owned by the Fund, the Fund may receive stock, real estate, or other investments that the Fund would not, or could not buy. In this case, the Fund intends to dispose of the investment as soon as practicable while maximizing the return to shareholders.

If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions. Nothing in the investment policies or investment restrictions (except Investment Restrictions 10 and 11) shall be deemed to prohibit the Fund from purchasing securities pursuant to subscription rights distributed to the Fund by any issuer of securities held at the time in its portfolio (as long as such purchase is not contrary to the Fund's status as a diversified investment company under the 1940 Act).


OFFICERS AND DIRECTORS

-------------------------------------------------------------------------------

The Board has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities. The
Board, in turn, elects the officers of the Fund who are responsible for administering the Fund's day-to-day operations. The affiliations of the officers and Board members and their principal occupations for the past five years are shown below. Members of the Board who are considered "interested persons" of the Fund under the 1940 Act are indicated by an asterisk (*).




                                                POSITIONS AND OFFICES
            NAME, AGE AND ADDRESS               WITH THE FUND              PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS
            ----------------------------------- -------------------------- ----------------------------------------------------
             HARRIS J. ASHTON                Director              Chairman of the board, president and chief
             Metro Center                                          executive officer of General Host  Corporation
             1 Station Place                                       (nursery and craft centers); director of RBC
             Stamford, Connecticut                                 Holdings Inc. (a bank holding company) and
             Age 65                                                Bar-S Foods (a meat packing company); and
                                                                   director or trustee of 52 of the investment
                                                                   companies in the Franklin Templeton Group of
                                                                   Funds.
            -------------------------------- --------------------- ---------------------------------------------
            * NICHOLAS F. BRADY              Director              Chairman  of  Templeton  Emerging   Markets
             The Bullitt House                                     Investment Trust PLC; chairman of Templeton Latin
             102 East Dover Street                                 America  Investment Trust PLC; chairman of
             Easton, Maryland                                      Darby Overseas Investments, Ltd. and Darby
             Age 67                                                Emerging Markets Investments LDC (investment firms)
                                                                   (1994-present); chairman and director of
                                                                   Templeton Central and Eastern European
                                                                   Investment Company; director of the Templeton
                                                                   Global Strategy Funds, Amerada Hess
                                                                   Corporation, Christiana Companies, and the H.J.
                                                                   Heinz Company; formerly, Secretary of the United
                                                                   States Department of the Treasury (1988-1993)
                                                                   and chairman of the board of Dillon, Read & Co.,
                                                                   Inc.(investment banking) prior to 1988; and
                                                                   director or trustee of 23 of the investment
                                                                   companies in the Franklin Templeton
                                                                   Group of Funds.

        ------------------------------- ---------------------- -------------------------------------------------------------------
             S. JOSEPH FORTUNATO             Director              Member  of the law firm of  Pitney,  Hardin,
             200 Campus Drive                                      Kipp&   Szuch;    director   of   General   Host
             Florham Park, New Jersey                              Corporation (nursery and craft centers); and
             Age 65                                                director or trustee of 54 of the investment
                                                                   companies in the Franklin Templeton Group of
                                                                   Funds.
            -------------------------------- --------------------- ---------------------------------------------
             JOHN Wm. GALBRAITH              Director               President of Galbraith Properties, Inc.
             360 Central Avenue                                    (personal investment  company);  director of
             Suite 1300                                            GulfWest Banks, Inc. (bank holding company)
             St. Petersburg, Florida                               (1995-present); formerly, director of
             Age 76                                                Mercantile Bank  (1991-1995),  vice chairman
                                                                   of Templeton, Galbraith & Hansberger Ltd.
                                                                   (1986-1992) and chairman of Templeton Funds
                                                                   Management,  Inc. (1974-1991);  and director
                                                                   or trustee of 22 of the investment companies
                                                                   in the Franklin Templeton Group of Funds.
            -------------------------------- --------------------- ---------------------------------------------
             ANDREW H. HINES, JR.            Director              Consultant for the Triangle Consulting
             150 Second Avenue N.                                  Group; executive-in-residence of Eckerd College
             St. Petersburg, Florida                               (1991-present); formerly, chairman of the
             Age 74                                                board and chief executive officer of Florida
                                                                   Progress Corporation (1982-1990) and director of
                                                                   various of its subsidiaries; and director or
                                                                   trustee of 24 of the investment companies in the
                                                                   Franklin Templeton Group of Funds.
            -------------------------------- --------------------- ---------------------------------------------
            * CHARLES B. JOHNSON             Chairman of the       President,   chief  executive   officer  and
             777 Mariners Island Blvd.       Board and Vice        director of Franklin Resources, Inc.; chairman of
             San Mateo, California           President             the board and  director  of  Franklin  Advisers,
             Age 64                                                Inc., Franklin Investment Advisory Services, Inc.,
                                                                   Franklin Advisory Services, Inc. and
                                                                   Franklin Templeton Distributors, Inc.; director of
                                                                   Franklin/Templeton Investor Services, Inc.,
                                                                   Franklin Templeton Services, Inc.and General
                                                                   Host Corporation (nursery and craft centers);
                                                                   and officer and/or director or trustee,  as
                                                                   the case may be, of most of the other
                                                                   subsidiaries of Franklin Resources, Inc. and
                                                                   53 of the investment companies in the Franklin
                                                                   Templeton Group of Funds.
            -------------------------------- --------------------- ---------------------------------------------
            *CHARLES E. JOHNSON                Director and        Senior  vice   president   and  director  of
             500 East Broward Blvd.            Vice President      Franklin Resources, Inc.; senior vice president of
             Fort Lauderdale, Florida                              Franklin Templeton Distributors, Inc.;
             Age 41                                                president and director of Templeton Worldwide,
                                                                   Inc.; president, chief executive officer,chief
                                                                   investment officer and director of Franklin
                                                                   Institutional Services Corporation; chairman and
                                                                   director of Templeton Investment Counsel,
                                                                   Inc.; vice president of Franklin Advisers,
                                                                   Inc.; officer and/or director of some of the
                                                                   other subsidiaries of Franklin Resources, Inc.; and
                                                                   officer and/or director or trustee, as  the  case may
                                                                   be, of 37 of the investment companies in the Franklin
                                                                   Templeton Group of Funds.
          ------------------------------- ---------------------- -------------------------------------------------------------------
             BETTY P. KRAHMER                Director              Director or trustee of various civic
             2201 Kentmere Parkway                                 associations;  formerly,  economic  analyst,
             Wilmington, Delaware                                  U.S.government; and director or trustee of 23 of
             Age 68                                                the investment companies in the Franklin
                                                                   Templeton Group of Funds.
            -------------------------------- --------------------- ---------------------------------------------
             GORDON S. MACKLIN               Director              Chairman of White River Corporation (financial
             8212 Burning Tree Road                                services); director of Fund American
             Bethesda, Maryland                                    Enterprises Holdings, Inc., MCI Communications
             Age 69                                                Corporation, CCC Information Services Group,
                                                                   Inc. (information services), MedImmune, Inc.
                                                                   (biotechnology), Shoppers Express (home
                                                                   shopping) and Spacehab, Inc. (aerospace
                                                                   services);  formerly,  chairman of Hambrecht
                                                                   and Quist Group, director of H&Q Healthcare
                                                                   Investors and president of the  National
                                                                   Association of Securities Dealers, Inc.; and
                                                                   director or trustee of 51 of the investment
                                                                   companies in the Franklin Templeton Group of
                                                                   Funds.
            -------------------------------- --------------------- ---------------------------------------------
             FRED R. MILLSAPS                Director               Manager of personal investments (1978-present);
             2665 N.E. 37th Drive                                  director of various business and nonprofit
             Fort Lauderdale, Florida                              organizations; formerly, chairman and chief
             Age 68                                                executive officer of Landmark Banking
                                                                   Corporation (1969-1978), financial vice
                                                                   president of Florida Power and Light
                                                                   (1965-1969), and vice president of the Federal
                                                                   Reserve  Bank of Atlanta (1958-1965); and director
                                                                   or trustee of 24 of the investment companies  in
                                                                   the  Franklin Templeton Group of Funds.
            -------------------------------- --------------------- ---------------------------------------------
             GARY P. MOTYL                    President            Security analyst and portfolio manager with
             500 East Broward Boulevard                            Templeton Investment Counsel, Inc. since 1981;
             Fort Lauderdale, Florida                              executive vice presidnet and director of
             Age 45                                                Templeton Investment Counsel, Inc.; formerly
                                                                   research analyst and portfolio manager with
                                                                   Landmark First National Bank (1979-1981) and
                                                                   security analyst with Standard & Poor's
                                                                   Corporaion (1974-1979); and officer of 2 of the
                                                                   investment companies of the Franklin
                                                                   Templeton Group of Funds.
        ------------------------------- ---------------------- -------------------------------------------------------------------
             MARK G. HOLOWESKO               Vice President        President and chief investment officer of
             Lyford Cay                                            Templeton Global Advisors Limited; executive
             Nassau, Bahamas                                       vice president and director of Templeton
             Age 37                                                Worldwide, Inc.; formerly, investment
                                                                   administrator with  RoyWest Trust Corporation
                                                                   (Bahamas) Limited (1984-1985); and officer
                                                                   of 23 of the investment companies in
                                                                   the  Franklin Templeton Group of Funds.
         ------------------------------- ---------------------- -------------------------------------------------------------------
             HARMON E. BURNS                 Vice President        Executive vice president, secretary and
             777 Mariners Island Blvd.                             director   of  Franklin   Resources,   Inc.
             San Mateo, California                                 executive vice president and director of Franklin
             Age 52                                                Templeton Distributors, Inc. and Franklin
                                                                   Templeton Services, Inc.; executive vice
                                                                   president   of  Franklin   Advisers,   Inc.;
                                                                   director of  Franklin/Templeton   Investor  Services,
                                                                   Inc.; and officer and/or  director or trustee,  as
                                                                   the case   may  be,   of   most  of  the   other
                                                                   subsidiaries of Franklin Resources, Inc. and 57 of the
                                                                   investment companies in the Franklin Templeton
                                                                   Group of Funds.
          -------------------------------- --------------------- ---------------------------------------------
             RUPERT H. JOHNSON, JR.          Vice President        Executive vice president and director of
             777 Mariners Island Blvd.                             Franklin Resources, Inc. and Franklin Templeton
             San Mateo, California                                 Distributors,  Inc.; president and director of
             Age 57                                                Franklin   Advisers,  Inc.;  senior  vice
                                                                   president and director of Franklin Advisory Services,
                                                                   Inc. and Franklin Investment Advisory Services,
                                                                   Inc.; director of Franklin/Templeton Investor
                                                                   Services, Inc.; and officer and/or director or
                                                                   trustee, as  the case may be, of most other
                                                                   subsidiaries of Franklin Resources, Inc. and 57
                                                                   of the investment companies in the Franklin
                                                                   Templeton Group of Funds.
            -------------------------------- --------------------- ---------------------------------------------
             DEBORAH R. GATZEK               Vice President        Senior vice president and general counsel of
             777 Mariners Island Blvd.                             Franklin   Resources,   Inc.;   senior  vice
             San Mateo, California                                 president of Franklin Templeton Services, Inc.
             Age 49                                                and Franklin Templeton Distributors, Inc.; vice
                                                                   president of Franklin Advisers, Inc. and Franklin
                                                                   Advisory Services, Inc.; vice president, chief legal
                                                                   officer and chief operating officer of Franklin
                                                                   Investment Advisory Services, Inc.; and officer of
                                                                   57 of the investment companies in the Franklin
                                                                   Templeton Group of Funds.
            -------------------------------- --------------------- ---------------------------------------------
             MARTIN L. FLANAGAN              Vice President        Senior vice president and chief financial
             777 Mariners Island Blvd.                             officer of Franklin Resources, Inc.; director
             San Mateo, California                                 and executive vice president of Templeton
             Age 37                                                Worldwide, Inc.; director, executive vice
                                                                   president and chief operating officer of
                                                                   Templeton  Investment Counsel,  Inc.; senior
                                                                   vice president and treasurer of Franklin
                                                                   Advisers, Inc.; treasurer of Franklin Advisory
                                                                   Services, Inc.;  treasurer and chief financial
                                                                   officer of Franklin Investment Advisory
                                                                   Services, Inc.;president of Franklin Templeton
                                                                   Services, Inc.; senior vice president of Franklin/Templeton
                                                                   Investor Services, Inc.; and officer and/or
                                                                   director or trustee,  as the case may be, of
                                                                   57 of the investment companies in the Franklin
                                                                   Templeton Group of Funds.
        ------------------------------- ---------------------- -------------------------------------------------------------------
             JOHN R. KAY                     Vice President        Vice president and treasurer of Templeton
             500 East Broward Blvd.                                Worldwide, Inc.; assistant vice president of
             Fort Lauderdale, Florida                              Franklin Templeton Distributors, Inc.;
             Age 57                                                formerly,  vice  president and controller of
                                                                   the Keystone Group, Inc.; and  officer
                                                                   of 27 of the investment companies in
                                                                   the  Franklin Templeton Group of Funds.
        ------------------------------- ---------------------- -------------------------------------------------------------------
             ELIZABETH M. KNOBLOCK           Vice President-       General counsel, secretary and a senior vice
             500 East Broward Blvd.          Compliance            president of Templeton Investment Counsel,
             Fort Lauderdale, Florida                              Inc.; senior vice president of Templeton Global
             Age 42                                                Investors,  Inc.;  formerly,  vice president
                                                                   and associate  general counsel of Kidder Peabody
                                                                   & Co. Inc. (1989-1990), assistant general counsel
                                                                   of Gruntal &  Co., Inc. (1988), vice president
                                                                   and associate general counsel of Shearson
                                                                   Lehman Hutton Inc. (1988), vice president and
                                                                   assistant general counsel of E.F. Hutton & Co.
                                                                   Inc. (1986-1988), and special counsel of the
                                                                   Division   of Investment Management of the U.S.
                                                                   Securities and Exchange Commission(1984-1986);
                                                                   and officer of 23 of  the investment companies  in
                                                                   the  Franklin Templeton Group of Funds.
            -------------------------------- --------------------- ---------------------------------------------
             JAMES R. BAIO                   Treasurer             Certified public accountant; treasurer of
             500 East Broward Blvd.                                Franklin Mutual Advisers, Inc.; senior vice
             Fort Lauderdale, Florida                              president of Templeton Worldwide, Inc.,
             Age 43                                                Templeton   Global   Investors,   Inc.   and
                                                                   Templeton Funds Trust Company; formerly, senior
                                                                   tax manager with Ernst & Young (certified public
                                                                   accountants) (1977-1989); and treasurer
                                                                   of 24 of the investment companies in the Franklin
                                                                   Templeton Group of Funds.
            -------------------------------- --------------------- ---------------------------------------------
             BARBARA J. GREEN                Secretary             Senior vice president of Templeton Worldwide,
             500 East Broward Blvd.                                Inc. and an officer of other subsidiaries of
             Fort Lauderdale, Florida                              Templeton Worldwide, Inc.; senior vice
             Age 50                                                president  of  Templeton  Global  Investors,
                                                                   Inc.; formerly, deputy director of the Division
                                                                   of Investment Management, executive assistant and
                                                                   senior advisor to the chairman, counsellor to
                                                                   the chairman, special counsel and attorney
                                                                   fellow,  U.S. Securities and Exchange Commission
                                                                   (1986-1995), attorney, Rogers & Wells, and
                                                                   judicial clerk, U.S. District Court (District of
                                                                   Massachusetts); and secretary of 23 of the
                                                                   investment companies in the Franklin Templeton
                                                                   Group of Funds.

       -------------------------------- --------------------- ---------------------------------------



* Nicholas F. Brady, Charles B. Johnson and Charles E. Johnson are "interested persons" of the Fund under the 1940 Act, which limits the percentage of interested persons that can comprise a fund's board. Charles B. Johnson is an interested person due to his ownership interest in Resources, and Charles E. Johnson is an interested person due to his employment affiliation with Resources. Mr. Brady's status as an interested person results from his business affiliations with Resources and Templeton Global Advisors Limited. Mr. Brady and Resources are both limited partners of Darby Overseas Partners, L.P. ("Darby Overseas"). Mr. Brady established Darby Overseas in February 1994, and is Chairman and shareholder of the corporate general partner of Darby Overseas. In addition, Darby Overseas and Templeton Global Advisors Limited are limited partners of Darby Emerging Markets Fund, L.P. The remaining Board members of the Fund are not interested persons.

The table above shows the officers and Board members who are affiliated with Distributors and Investment Counsel. Nonaffiliated members of the Board and Mr. Brady are currently paid an annual retainer and/or fees for attendance at Board and committee meetings. Currently, the Fund pays the nonaffiliated Board members and Mr. Brady an annual retainer of $1,000, a fee of $100 per Board meeting, and its portion of a flat fee of $2,000 for each audit committee meeting and/or nominating and compensation committee meeting attended. As shown above, the nonaffiliated Board members also serve as directors or trustees of other investment companies in the Franklin Templeton Group of Funds. They may receive fees from these funds for their services. The following table provides the total fees paid to nonaffiliated Board members and Mr. Brady by the Fund and by other funds in the Franklin Templeton Group of Funds.

                                                        TOTAL FEES        NUMBER OF BOARDS IN
                                     TOTAL FEES     RECEIVED FROM THE  THE FRANKLIN TEMPLETON
                                   RECEIVED FROM  FRANKLIN TEMPLETON     GROUP OF FUNDS ON
                                        THE            GROUP OF             WHICH EACH
             NAME                     FUND*            FUNDS**              SERVES***
            ------------------- ---------------- ------------------- -----------------------
             Harris J. Ashton...      $1,400           $ 339,842                52
             Nicholas F. Brady..       1,400             119,675                23
             S. Joseph Fortunato.      1,400             356,762                54
             John Wm. Galbraith.       1,407             117,675                22
             Andrew H. Hines, Jr.      1,407             144,175                24
             Betty P. Krahmer...       1,400             119,675                23
             Gordon S. Macklin..       1,400             332,492                51
             Fred R. Millsaps...       1,407             144,175                24


* For the fiscal year ended August 31, 1997.
**For the calendar year ended December 31, 1997.
*** We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the Board members are responsible. The Franklin Templeton Group of Funds currently includes 59 registered investment companies, with approximately 172 U.S. based funds or series.

Nonaffiliated members of the Board and Mr. Brady are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director or trustee. No officer or Board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Fund or other funds in the Franklin Templeton Group of Funds. Certain officers or Board members who are shareholders of Resources may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

As of November 26, 1997, the officers and Board members, as a group, did not own of record or beneficially any shares of the Fund. Many of the Board members own shares in other funds in the Franklin Templeton Group of Funds. Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.


INVESTMENT MANAGEMENT AND OTHER SERVICES
-------------------------------------------------------------------------------


INVESTMENT MANAGER AND SERVICES PROVIDED. The Fund's investment manager is Investment Counsel. Investment Counsel provides investment research and portfolio management services, including the selection of securities for the Fund to buy, hold or sell and the selection of brokers through whom the Fund's portfolio transactions are executed. Investment Counsel's activities are subject to the review and supervision of the Board to whom Investment Counsel renders periodic reports of the Fund's investment activities. Investment Counsel and its officers, directors and employees are covered by fidelity insurance for the protection of the Fund.

Investment Counsel and its affiliates act as investment manager to numerous other investment companies and accounts. Investment Counsel may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by Investment Counsel on behalf of the Fund. Similarly, with respect to the Fund, Investment Counsel is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that Investment Counsel and access persons, as defined by the 1940 Act, may buy or sell for its or their own account or for the accounts of any other fund. Investment Counsel is not obligated to refrain from investing in securities held by the Fund or other funds that it manages. Of course, any transactions for the accounts of Investment Counsel and other access persons will be made in compliance with the Fund's Code of Ethics. Please see "Miscellaneous Information -- Summary of Code of Ethics."

MANAGEMENT FEES. Under its management agreement, the Fund pays Investment Counsel a management fee equal to a annual rate of 0.75% of the Fund's average daily net assets.

For the fiscal years ended August 31, 1997, 1996 and 1995, management fees, before any advance waiver, totaled $1,072,883, $656,146, and $378,859, respectively. Under an agreement by Investment Counsel to limit its fees, the Fund paid management fees totaling $888,512, $512,356, and $208,331, respectively.

MANAGEMENT AGREEMENT. The management agreement is in effect until December 31, 1998. It may continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the management agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The management agreement may be terminated without penalty at any time by the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, or by Investment Counsel on 60 days' written notice to the Fund, and will automatically terminate in the event of its assignment, as defined in the 1940 Act.

ADMINISTRATIVE SERVICES. Since October 1, 1996, FT Services has provided certain administrative services and facilities for the Fund. Prior to that date, Templeton Global Investors, Inc., provided the same services to the Fund. These include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements. FT Services is a wholly owned subsidiary of Resources.

Under its administration agreement, the Fund pays FT Services a monthly administration fee equal to an annual rate of 0.15% of the Fund's average daily net assets up to $200 million, 0.135% of average daily net assets over $200 million up to $700 million, 0.10% of average daily net assets over $700 million up to $1.2 billion, and 0.075% of average daily net assets over $1.2 billion. During the fiscal years ended August 31, 1997, 1996 and 1995, the Fund paid administration fees totaling $214,577, $131,231,and $75,773, respectively

SHAREHOLDER SERVICING AGENT. Investor Services, a wholly owned subsidiary of Resources, is the Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is compensated on the basis of a fixed fee per account. The Fund may also reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, record keeping and/or transfer agency services to beneficial owners of the Fund. The amount of reimbursements for these services per benefit plan participant Fund account per year may not exceed the per account fee payable by the Fund to Investor Services in connection with maintaining shareholder accounts.


CUSTODIAN. The Chase Manhattan Bank, at its principal office at MetroTech Center, Brooklyn, New York, 11245, and at the offices of its branches and agencies throughout the world, acts as custodian of the Fund's assets. The custodian does not participate in decisions relating to the purchase and sale of portfolio securities.


AUDITORS. McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, New York, 10017, are the Fund's independent auditors. During the fiscal year ended August 31, 1997, their auditing services consisted of rendering an opinion on the financial statements of the Fund included in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997, and review of the Fund's filings with the SEC.


HOW DOES THE FUND BUY SECURITIES FOR ITS PORTFOLIO?
-------------------------------------------------------------------------------


Investment Counsel selects brokers and dealers to execute transactions in the Fund's portfolio transactions in accordance with criteria set forth in the management agreement and any directions that the Board may give.

When placing a portfolio transaction, Investment Counsel seeks to obtain prompt execution of orders at the most favorable net price. For portfolio transactions on a securities exchange, the amount of commission paid by the Fund is negotiated between Investment Counsel and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons responsible for the placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. Investment Counsel will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal market maker unless, in the opinion of Investment Counsel, a better price and execution can otherwise be obtained. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

Investment Counsel may pay certain brokers commissions that are higher than those another broker may charge, if Investment Counsel determines in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services it receives. This may be viewed in terms of either the particular transaction or Investment Counsel's overall responsibilities to accounts over which it exercises investment discretion. The services that brokers may provide to Investment Counsel include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to Investment Counsel in carrying out its investment advisory responsibilities. These services may not always directly benefit the Fund. They must, however, be of value to Investment Counsel in carrying out its overall responsibilities to its clients.

It is not possible to place a dollar value on the special executions or on the research services Investment Counsel receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services permits Investment Counsel to supplement its own research and analysis activities and to receive the views and information of individuals and research staff of other securities firms. As long as it is lawful and appropriate to do so, Investment Counsel and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Fund's officers are satisfied that the best execution is obtained, consistent with internal policies the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, may also be considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

Because Distributors is a member of the NASD, it may sometimes receive certain fees when the Fund tenders portfolio securities pursuant to a tender- offer solicitation. As a means of recapturing brokerage for the benefit of the Fund, any portfolio securities tendered by the Fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to Investment Counsel will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.

If purchases or sales of securities of the Fund and one or more other investment companies or clients supervised by Investment Counsel are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by Investment Counsel, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. In other cases it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund.

Sale or purchase of securities, without payment of brokerage commissions, fees (except customary transfer fees) or other remuneration in connection therewith, may be affected between any of these funds, or between funds and private clients, under procedures adopted pursuant to Rule 17a-7 under the 1940 Act.

During the fiscal years ended August 31, 1997, 1996, and 1995 the Fund paid brokerage commissions totaling $139,387, $102,000, and $124,082, respectively.

As of August 31, 1997, the Fund owned securities issued by ABN Amro NV, valued in aggregate at $1,177,860. Except as noted, the Fund did not own any securities issued by its regular broker-dealers as of the end of the fiscal year.


HOW DO I BUY, SELL AND EXCHANGE SHARES?
-------------------------------------------------------------------------------

ADDITIONAL INFORMATION ON BUYING SHARES


The Fund has entered into an agreement with Distributors, under which the Fund will issue shares at Net Asset Value to TFTC as custodian for the unit investment trust entitled Templeton Capital Accumulation Plan. (the "Plan" or "Plans"). The Fund will not offer its shares publicly except through the Plans. Except in cases where planholders have liquidated their Plans and received Fund shares in distribution as a result of the liquidation privilege under a Plan, it is not generally contemplated that any person, other than TFTC, as custodian, will directly hold any shares of the Fund. The terms of the offering of the Plans are contained in the prospectus for the Plans.

Other funds advised by Investment Counsel, including those having capital growth as an objective, are currently being offered with a sales charge that, when compared to the early years of a Plan, would be less than the sales and creation charges for the Plans. Investors wishing information on any of these funds may contact Distributors at the address shown on the cover.

REINVESTMENT DATE. Shares acquired through the reinvestment of dividends will be purchased at the Net Asset Value determined on the business day following the dividend record date (sometimes known as the "ex-dividend date"). The processing date for the reinvestment of dividends may vary and does not affect the amount or value of the shares acquired.


ADDITIONAL INFORMATION ON EXCHANGING SHARES


The Prospectus describes the manner in which the Fund's shares may be exchanged by investors who hold shares directly. See "May I Exchange Shares for Shares of Another Fund?" Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange is included in the tax section in this SAI and in the Prospectus.


The proceeds from the sale of shares of an investment company are generally not available until the fifth business day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that fifth business day. The sale of Fund shares to complete an exchange will be effected at Net Asset Value at the close of business on the day the request for exchange is received in proper form. Please see "May I Exchange Shares for Shares of Another Fund?" in the Prospectus.

ADDITIONAL INFORMATION ON SELLING SHARES


The Prospectus describes the manner in which the Fund's shares may be redeemed by investors who hold shares directly. See "How Do I Sell Shares?"

SYSTEMATIC WITHDRAWAL PLAN. There are no service charges for establishing or maintaining a systematic withdrawal plan. Once your systematic withdrawal plan is established, any distributions paid by the Fund will be automatically reinvested in your account. Payments under the systematic withdrawal plan will be made from the redemption of an equivalent amount of shares in your account, generally on the 25th day of the month in which a payment is scheduled. If the 25th falls on a weekend or holiday, we will process the redemption on the next business day.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the Fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the systematic withdrawal plan may be more than your actual yield or income, part of the payment may be a return of your investment.


The Fund may discontinue a systematic withdrawal plan by notifying you in writing and will automatically discontinue a systematic withdrawal plan if all shares in your account are withdrawn or if the Fund receives notification of the shareholder's death or incapacity.

THROUGH YOUR SECURITIES DEALER. If you sell shares through your Securities Dealer, it is your dealer's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from your dealer's failure to do so must be settled between you and your Securities Dealer.

REDEMPTIONS IN KIND. The Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

GENERAL INFORMATION

If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at Net Asset Value until we receive new instructions.


Distribution or redemption checks sent to you do not earn interest or any other income during the time the check remains uncashed. Neither the Fund nor its affiliates will be liable for any loss caused by your failure to cash such check.

In most cases, if mail is returned as undeliverable we are required to take certain steps to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.


All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.



HOW ARE FUND SHARES VALUED?
------------------------------------------------------------------------------


We calculate the Net Asset Value per share as of the scheduled close of the NYSE, generally 4:00 p.m. Eastern time, each day that the NYSE is open for trading. As of the date of this SAI, the Fund is informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

For the purpose of determining the aggregate net assets of the Fund, cash and receivables are valued at their realizable amounts. Interest is recorded as accrued and dividends are recorded on the ex-dividend date. Portfolio securities listed on a securities exchange or on the NASDAQ National Market System for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, within the range of the most recent quoted bid and ask prices. Over-the-counter portfolio securities are valued within the range of the most recent quoted bid and ask prices. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market as determined by Investment Counsel.


Portfolio securities underlying actively traded call options are valued at their market price as determined above. The current market value of any option held by the Fund is its last sale price on the relevant exchange before the time when assets are valued. Lacking any sales that day or if the last sale price is outside the bid and ask prices, options are valued within the range of the current closing bid and ask prices if the valuation is believed to fairly reflect the contract's market value.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business of the NYSE on each day that the NYSE is open. Trading in European or Far Eastern securities generally, or in a particular country or countries, may not take place on every NYSE business day. Furthermore, trading takes place in various foreign markets on days that are not business days for the NYSE and on which the Fund's Net Asset Value is not calculated. Thus, the calculation of the Fund's Net Asset Value does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in the calculation and, if events materially affecting the values of these foreign securities occur, the securities will be valued at fair value as determined by management and approved in good faith by the Board.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the Net Asset Value of the Fund's shares is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the scheduled close of the NYSE that will not be reflected in the computation of the Fund's Net Asset Value. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the Board.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the Board. With the approval of the Board, the Fund may utilize a pricing service, bank or Securities Dealer to perform any of the above described functions.


ADDITIONAL INFORMATION ON
DISTRIBUTIONS AND TAXES
------------------------------------------------------------------------------

DISTRIBUTIONS


1. DISTRIBUTIONS OF NET INVESTMENT INCOME. The Fund receives income generally in the form of dividends, interest, original issue, market and acquisition discount, and other income derived from its investments. This income, less expenses incurred in the operation of the Fund, constitutes its net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

2. DISTRIBUTIONS OF CAPITAL GAINS. The Fund may derive capital gains and losses in connection with sales of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from long-term capital gains realized by the Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net short-term or long-term capital gains realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Under the Taxpayer Relief Act of 1997 (the "1997 Act"), the Fund is required to report the capital gain distributions paid to you from gains realized on the sale of portfolio securities using the following categories:

o "28% RATE GAINS": gains resulting from securities sold by the Fund after July 28, 1997 that were held for more than one year but not more than 18 months, and securities sold by the Fund before May 7, 1997 that were held for more than one year. These gains will be taxable to individual investors at a maximum rate of 28%.

o "20% RATE GAINS": gains resulting from securities sold by the Fund after July 28, 1997 that were held for more than 18 months, and under a transitional rule, securities sold by the Fund between May 7 and July 28, 1997 (inclusive) that were held for more than one year. These gains will be taxable to individual investors at a maximum rate of 20% for individual investors in the 28% or higher federal income tax brackets, and at a maximum rate of 10% for investors in the 15% federal income tax bracket.

The Act also provides for a new maximum rate of tax on capital gains of 18% for individuals in the 28% or higher federal income tax brackets and 8% for individuals in the 15% bracket for "qualified 5-year gains." For individuals in the 15% bracket, qualified 5-year gains are net gains on securities held for more than 5 years which are sold after December 31, 2000. For individuals who are subject to tax at higher rates, qualified 5-year gains are net gains on securities which are purchased after December 31, 2000 and are held for more than 5 years. Taxpayers subject to tax at the higher rates may also make an election for shares held on January 1, 2001 to recognize gain on their shares in order to qualify such shares as qualified 5-year property.

The Fund will advise you at the end of each calendar year of the amount of its capital gain distributions paid during the calendar year that qualify for these maximum federal tax rates. Additional infor- mation on reporting these distributions on your personal income tax returns is available in Franklin Templeton's Tax Information Handbook (call toll-free 1-800-342-5236). This handbook has been revised to include 1997 Act tax law changes, and will be available in January, 1998. Questions concerning each investor's personal tax reporting should be addressed to the investor's personal tax advisor.

3. CERTAIN DISTRIBUTIONS PAID IN JANUARY. Distributions which are declared in October, November or December and paid to you in January of the following year, will be treated for tax purposes as if they had been received by you on December 31 of the year in which they were declared. The Fund will report this income to you on your Form 1099-DIV for the year in which these distributions were declared.

4. FOREIGN TAX CREDITS INCLUDED IN DISTRIBUTIONS. The Fund may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of the total assets of the Fund at the end of its fiscal year are invested in securities of foreign corporations, the Fund may elect to pass-through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, you will be (i) required to include in your gross income your pro rata share of foreign source income (including any foreign taxes paid by the Fund), and (ii) entitled to either deduct your share of such foreign taxes in computing your taxable income or to claim a credit for such taxes against your U.S. income tax, subject to certain limitations under the Code. If the Fund elects to pass through to you the foreign income taxes that it has paid, you will be informed at the end of the calendar year of the amount of foreign taxes paid and foreign source income that must be included on your federal income tax return. If the Fund invests 50% or less of its total assets in securities of foreign corporations, it will not be entitled to pass-through to you your pro-rata share of the foreign taxes paid by the Fund. In this case, these taxes will be taken as a deduction by the Fund, and the income reported to you will be the net amount after these deductions.

The 1997 Act also simplifies the procedures by which investors in funds that invest in foreign securities can claim tax credits on their individual income tax returns for the foreign taxes paid by the Fund. These provisions will allow investors who claim a credit for foreign taxes paid of $300 or less on a single return or $600 or less on a joint return during any year (all of which must be reported on IRS Form 1099-DIV from the Fund to the investor) to bypass the burdensome and detailed reporting requirements on the supporting foreign tax credit schedule (Form 1116), and report foreign taxes paid directly on page 2 of Form 1040. YOU SHOULD NOTE THAT THIS SIMPLIFIED PROCEDURE WILL NOT BE AVAILABLE UNTIL CALENDAR YEAR 1998.

5. INFORMATION ON THE TAX CHARACTER OF DISTRIBUTIONS. The Fund will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year. Shareholders who have not held Fund shares for a full year may have designated and distributed to them as ordinary income or capital gain a percentage of income that is not equal to the actual amount of such income earned during the period of their investment in the Fund.

TAXES

1. ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY. In order to qualify as a regulated investment company for tax purposes, the Fund must meet certain specific requirements, including:

o The Fund must maintain a diversified portfolio of securities, wherein no security (other than U.S. Government securities and securities of other regulated investment companies) can exceed 25% of the Fund's total assets, and, with respect to 50% of the Fund's total assets, no investment (other than cash and cash items, U.S. Government securities and securities of other regulated investment companies) can exceed 5% the Fund's total assets;

o The Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and

o The Fund must distribute to its shareholders at least 90% of its net investment income and net tax-exempt income for each of its fiscal years.

2. EXCISE TAX DISTRIBUTION REQUIREMENTS. The Code requires the Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the twelve month period ending October 31 (in addition to undistributed amounts from the prior year) to you by December 31 of each year in order to avoid federal excise taxes. The Fund intends to declare and pay sufficient dividends in December (or in January that are treated by you as received in December), but can give no assurances that its distributions will be sufficient to eliminate all such taxes.

3. REDEMPTION OF FUND SHARES. Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. The tax law requires that you recognize a gain or loss in an amount equal to the difference between your tax basis and the amount you received in exchange for your shares, subject to the rules described below. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss, and will be long-term for federal income tax purposes if you have held your shares for more than one year at the time of redemption or exchange. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares. The holding periods and categories of capital gain that apply under the 1997 Act are described above in the DISTRIBUTIONS section.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you purchase other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares purchased.

4. DEFERRAL OF BASIS. All or a portion of the sales charge that you paid for your shares in the Fund will be excluded from your tax basis in any of shares sold within 90 days of their purchase (for the purpose of determining gain or loss upon the sale of such shares) if you reinvest the sales proceeds in the Fund or in another Fund in the Franklin Templeton Group of Funds7, and the sales charge that would otherwise apply to your reinvestment is reduced or eliminated because of your reinvestment with Franklin Templeton. The portion of the sales charge excluded from your tax basis in the shares sold will equal the amount that the sales charge is reduced on your reinvestment. Any portion of the sales charge excluded from your tax basis in the shares sold will be added to the tax basis of the shares you acquire from your reinvestment in another Franklin Templeton fund.

5. U.S. GOVERNMENT OBLIGATIONS. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by the Fund. Investments in GNMA/FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for tax-free treatment. At the end of each calendar year, the Fund will provide you with the percentage of any dividends paid that may qualify for tax-free treatment on your personal income tax return. You should consult with your own tax advisor to determine the application of your state and local laws to these distributions. Because the rules on exclusion of this income are different for corporations, corporate shareholders should consult with their corporate tax advisors about whether any of their distributions may be exempt from corporate income or franchise taxes.

6. DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS. As a corporate shareholder, you should note that only a small percentage of the dividends paid by the Fund for the most recent calendar year qualified for the dividends-received deduction. You will be permitted in some circumstances to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment. Dividends so designated by the Fund must be attributable to dividends earned by the Fund from U.S. corporations that were not debt financed.

Under the 1997 Act, the amount that the Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends were earned by the Fund were debt financed or held by the Fund for less than a 46 day period during a 90 day period beginning 45 days before the ex-dividend date of the corporate stock. Similarly, if your Fund shares are debt financed or held by you for less than this same 46 day period, then the dividends-received deduction may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

7. INVESTMENT IN COMPLEX SECURITIES. The Fund's investment in options, futures contracts and forward contracts, including transactions involving actual or deemed short sales or foreign exchange gains or losses are subject to many complex and special tax rules. Over-the-counter options on debt securities and equity options, including options on stock and on narrow-based stock indexes, will be subject to tax under Section 1234 of the Code, generally producing a long-term or short-term capital gain or loss upon exercise, lapse, or closing out of the option or sale of the underlying stock or security. Certain other options, futures and forward contracts entered into by the Fund are generally governed by Section 1256 of the Code. These "Section 1256" positions generally include listed options on debt securities, options on broad-based stock indexes, options on securities indexes, options on futures contracts, regulated futures contracts and certain foreign currency contracts and options thereon.

Absent a tax election to the contrary, each Section 1256 position held by the Fund will be marked-to-market (I.E., treated as if it were sold for fair market value) on the last business day of the Fund's fiscal year (and on other dates as prescribed by the Code), and all gain or loss associated with fiscal year transactions and mark-to-market positions at fiscal year end (except certain currency gain or loss covered by Section 988 of the Code) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Under legislation pending in technical corrections to the 1997 Act, the 60% long-term capital gain portion will qualify as "20% rate gain" and will be subject to tax to individual investors at a maximum rate of 20% for investors in the 28% or higher federal income tax brackets, or at a maximum rate of 10% for investors in the 15% federal income tax bracket. Even though marked-to-market, gains and losses realized on foreign currency and foreign security investments will generally be treated as ordinary income. The effect of Section 1256 mark-to-market rules may be to accelerate income or to convert what otherwise would have been long-term capital gains into short-term capital gains or short-term capital losses into long-capital losses within the Fund. The acceleration of income on Section 1256 positions may require the Fund to accrue taxable income without the corresponding receipt of cash. In order to generate cash to satisfy the distribution requirements of the Code, the Fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares. In these ways, any or all of these rules may affect the amount, character and timing of income distributed to you by the Fund.

When the Fund holds an option or contract which substantially diminishes the Fund's risk of loss with respect to another position of the Fund (as might occur in some hedging transactions), this combination of positions could be treated as a "straddle" for tax purposes, possibly resulting in deferral of losses, adjustments in the holding periods and conversion of short-term capital losses into long-term capital losses. The Fund may make certain tax elections for mixed straddles (I.E., straddles comprised of at least one Section 1256 position and at least one non-Section 1256 position) which may reduce or eliminate the operation of these straddle rules.

The 1997 Act has also added new provisions for dealing with transactions that are generally called "Constructive Sale Transactions." Under these rules, the Fund must recognize gain (but not loss) on any constructive sale of an appreciated financial position in stock, a partnership interest or certain debt instruments. The Fund will generally be treated as making a constructive sale when it: 1) enters into a short sale on the same property, 2) enters into an offsetting notional principal contract, or 3) enters into a futures or forward contract to deliver the same or substantially similar property. Other transactions (including certain financial instruments called collars) will be treated as constructive sales as provided in Treasury regulations to be published. There are also certain exceptions that apply for transactions that are closed before the end of the 30th day after the close of the taxable year.

8.  INVESTMENTS  IN  FOREIGN  CURRENCIES  AND  FOREIGN  SECURITIES.  The Fund is
authorized  to  invest  in  foreign  currency   denominated   securities.   Such
investments, if made, will have the following additional tax consequences:

Under the Code, gains and losses attributable to fluctuations in foreign currency exchange rates which occur between the time the Fund accrues income (including dividends), or accrues expenses, and the time the Fund actually collects such income or pays such expenses generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain options, futures and forward contracts, gain or loss attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date its disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's net investment income, which, in turn, will affect the amount of income to be distributed to you by the Fund.

If the Fund's Section 988 losses exceed the Fund's other net investment income during a taxable year, the Fund generally will not be able to make ordinary dividend distributions to you for that year, or distributions made before the losses were realized will be recharacterized as return of capital distributions for federal income tax purposes, rather than as an ordinary dividend or capital gain distribution. If a distribution is treated as a return of capital, your tax basis in your Fund shares will be reduced by a like amount (to the extent of such basis), and any excess of the distribution over your tax basis in your Fund shares will be treated as capital gain to you.

The 1997 Act generally requires that foreign income taxes be translated into U.S. dollars at the average exchange rate for the tax year in which the taxes are accrued. Certain exceptions apply to taxes paid or more than two years after the taxable year to which they relate. This new law may require the Fund to track and record adjustments to foreign taxes paid on foreign securities in which it invests. Under the Fund's current reporting procedure, foreign taxes paid are generally recorded at the time of each transaction using the foreign currency spot rate available for the date of each payment. Under the new law, the Fund will be required to record at fiscal year end (and at calendar year end for excise tax purposes) an adjustment that reflects the difference between the spot rates recorded for each payment and the year-end average exchange rate for all of the Fund's foreign tax payments. There is a possibility that the mutual fund industry will be given relief from this new provision, in which case no year-end adjustments will be required.

9. INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANY SECURITIES. The Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income.

If the Fund receives an "excess distribution" with respect to PFIC stock, the Fund itself may be subject to U.S. federal income tax on a portion of the distribution, whether or not the corresponding income is distributed by the Fund to you. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years, and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. In this case, you would not be permitted to claim a credit on your own tax return for the tax paid by the Fund. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain. This may have the effect of increasing Fund distributions to you that are treated as ordinary dividends rather than long-term capital gain dividends.

The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC during such period. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, the 1997 Act provides for another election that would involve marking-to-market the Fund's PFIC shares at the end of each taxable year (and on certain other dates as prescribed in the Code), with the result that unrealized gains would be treated as though they were realized. The Fund would also be allowed an ordinary deduction for the excess, if any, of the adjusted basis of its investment in the PFIC stock over its fair market value at the end of the taxable year. This deduction would be limited to the amount of any net mark-to-market gains previously included with respect to that particular PFIC security. If the Fund were to make this second PFIC election, tax at the Fund level under the PFIC rules would generally be eliminated.

The application of the PFIC rules may affect, among other things, the amount of tax payable by the Fund (if any), the amounts distributable to you by the Fund, the time at which these distributions must be made, and whether these distributions will be classified as ordinary income or capital gain distributions to you.

You should be aware that it is not always possible at the time shares of a foreign corporation are acquired to ascertain that the foreign corporation is a PFIC, and that there is always a possibility that a foreign corporation will become a PFIC after the Fund acquires shares in that corporation. While the Fund will generally seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will do so and it reserves the right to make such investments as a matter of its fundamental investment policy.

10. CONVERSION TRANSACTIONS. Gains realized by a Fund from transactions that are deemed to be "conversion transactions" under the Code, and that would otherwise produce capital gain may be recharacterized as ordinary income to the extent that such gain does not exceed an amount defined as the "applicable imputed income amount".

A conversion transaction is any transaction in which substantially all of the Fund's expected return is attributable to the time value of the Fund's net investment in such transaction, and any one of the following criteria are met:

1) there is an acquisition of property with a substantially contemporaneous agreement to sell the same or substantially identical property in the future;

2)  the transaction is an applicable straddle;

3) the transaction was marketed or sold to the Fund on the basis that it would have the economic characteristics of a loan but would be taxed as capital gain; or

4) the transaction is specified in Treasury regulations to be promulgated in the future.

The applicable imputed income amount, which represents the deemed return on the conversion transaction based upon the time value of money, is computed using a yield equal to 120 percent of the applicable federal rate, reduced by any prior recharacterizations under this provision or the provisions of Section 263(g) of the Code dealing with capitalized carrying costs.

11. STRIPPED PREFERRED STOCK. Occasionally, the Fund may purchase "stripped preferred stock", that is subject to special tax treatment. Stripped preferred stock is defined as certain preferred stock issues where ownership of the stock has been separated from the right to receive dividends that have not yet become payable. The stock must have a fixed redemption price, must not participate substantially in the growth of the issuer, and must be limited and preferred as to dividends. The difference between the redemption price and purchase price is taken into Fund income over the term of the instrument as if it were original issue discount. The amount that must be included in each period generally depends on the original yield to maturity, adjusted for any prepayments of principal.


THE FUND'S UNDERWRITER
-------------------------------------------------------------------------------

Pursuant to an underwriting agreement, Distributors acts as principal underwriter for shares of the Fund. The underwriting agreement will continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the underwriting agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The underwriting agreement terminates automatically in the event of its assignment and may be terminated by either party on 90 days' written notice.

Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.


In connection with the offering of the Fund's shares, aggregate underwriting commissions for the fiscal years ended August 31, 1997, 1996 and 1995 were $5,140,712, $5,361,206 and $6,055,050, respectively. After allowances to dealers, Distributors retained $529,236, $610,774 and $575,554 in net underwriting discounts and commissions. Except as noted, Distributors received no other compensation from the Fund for acting as underwriter.

HOW DOES THE FUND MEASURE
PERFORMANCE?


-------------------------------------------------------------------------------

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. An explanation of these and other methods used by the Fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

TOTAL RETURN


AVERAGE ANNUAL TOTAL RETURN. Average annual total return is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The Fund's average annual total return does not include the effect of paying the sales and creation charges associated with the purchase of shares of the Fund through the Plans; of course, average annual total return would be lower if the sales and creation charges were taken into account. In addition, the calculation assumes that income dividends and capital gain distributions are reinvested at Net Asset Value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable Fund charges and fees.

The Fund's average annual total return for the one-and five-year periods ended August 31, 1997, was 25.06% and 18.60%, and for the period March 1, 1991 (commencement of operations) through August 31, 1997, was 15.84%.


These figures were calculated according to the SEC formula:


           P (1+T)n = ERV

where:

    P = a hypothetical initial payment
        of $1,000
    T = average annual total return
    n = number of years
    ERV = ending redeemable value of a
          hypothetical $1,000
          payment made at the
          beginning of the one-,
          five- or ten-year periods
          at the  end of the one-,
          five- or ten-year
          periods (or fractional
          portion thereof)

CUMULATIVE TOTAL RETURN. Like average annual total return, cumulative total return does not include the effect of paying the sales and creation charges associated with the purchase of shares of the Fund through the Plans; of course, cumulative total return would be lower if the sales and creation charges were taken into account. In addition, the calculation assumes that income dividends and capital gain distributions are reinvested at Net Asset Value. Cumulative total return, however, will be based on the Fund's actual return for a specified period rather than on its average return over one-, five- and ten- year periods, or fractional portion thereof. The Fund's cumulative total return for the one- and five-year periods ended August 31, 1997, was 25.06% and 134.65%, and for the period March 1, 1991 (commencement of operations) through August 31, 1997, was 160.21%.


VOLATILITY

Occasionally  statistics  may be used to show  the  Fund's  volatility  or risk.
Measures of volatility or risk are generally used to compare the Fund's Net Asset Value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of Net Asset Value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

OTHER PERFORMANCE QUOTATIONS

The Fund may also quote the performance of shares without a sales charge. Sales literature and advertising may quote a current distribution rate, yield, cumulative total return, average annual total return and other measures of performance as described elsewhere in this SAI with the substitution of Net Asset Value for the public Offering Price.

Sales literature referring to the use of the Fund as a potential investment for Individual Retirement Accounts (IRAs), Business Retirement Plans, and other tax-advantaged retirement plans may quote a total return based upon compounding of dividends on which it is presumed no federal income tax applies.

The Fund may include in its advertising or sales material information relating to investment objectives and performance results of funds belonging to the Franklin Templeton Group of Funds. Resources is the parent company of the advisors and underwriter of the Franklin Templeton Group of Funds.

COMPARISONS

To help you better evaluate how an investment in the Fund may satisfy your investment objective, advertisements and other materials about the Fund may discuss certain measures of Fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

(i) unmanaged indices so that you may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities market in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm that ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.



From time to time, the Fund and Investment Counsel may also refer to the following information:

(a) Investment Counsel's and its affiliates' market share of international equities managed in mutual funds prepared or published by Strategic Insight or a similar statistical organization.


(b) The performance of U.S. equity and debt markets relative to foreign markets prepared or published by Morgan Stanley Capital International(r)or a similar financial organization.

(c) The capitalization of U.S. and foreign stock markets as prepared or published by the International Finance Corporation, Morgan
    Stanley Capital International(R) or a similar financial organization.

(d) The geographic and industry distribution of the Fund's portfolio and the Fund's top ten holdings.

(e) The gross national product and populations, including age characteristics, literacy rates, foreign investment improvements due to a liberalization of securities laws and a reduction of foreign exchange controls, and improving communication technology, of various countries as published by various statistical organizations.

(f) To assist investors in understanding the different returns and risk characteristics of various investments, the Fund may show historical returns of various investments and published indices (E.G., Ibbotson Associates, Inc. Charts and Morgan Stanley EAFE -- Index).

(g) The major industries located in various jurisdictions as published by the Morgan Stanley Index.

(h) Rankings by DALBAR Surveys, Inc. with respect to mutual fund shareholder services.

(i) Allegorical stories illustrating the importance of persistent long-term investing.

(j) The Fund's portfolio turnover rate and its ranking relative to industry standards as published by Lipper Analytical Services, Inc. or Morningstar, Inc.

(k) A description of the Templeton organization's investment management philosophy and approach, including its worldwide search for undervalued or "bargain" securities and its diversification by industry, nation and type of stocks or other securities.

(l) The number of shareholders in the Fund or the aggregate number of shareholders of the open-end investment companies in the Franklin Templeton Group of Funds or the dollar amount of fund and private account assets under management.

(m) Comparison of the characteristics of various emerging markets, including population, financial and economic conditions.

(n) Quotations from the Templeton organization's founder, Sir John Templeton,* advocating the virtues of diversification and long-term investing, including the following:


      "Never follow the crowd. Superior performance is possible only if you invest differently from the crowd."

      "Diversify by company, by industry and by country."

      "Always maintain a long-term perspective."

      "Invest for maximum total real return."

     "Invest -- don't trade or speculate."


     "Remain flexible and open-minded about types of investment."

     "Buy low."

     "When buying stocks, search for bargains among quality stocks."

     "Buy value, not market trends or the economic outlook."

     "Diversify. In stocks and bonds, as in much else, there is safety in numbers."

     "Do your homework or hire wise experts to help you."

     "Learn from your mistakes."

     "Aggressively monitor your investments."

     "Don't panic."

     "Learn from your mistakes."

     "Outperforming the market is a difficult task."

     "An investor who has all the answers doesn't even understand all thE questions."

     "There's no free lunch."

     "And now the last principle: Do not be fearful or negative too often."

From time to time, advertisements or information for the Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

Advertisements or information may also compare the Fund's performance to the return on CDs or other investments. You should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of the Fund's fixed-income investments, if any, as well as the value of its shares that are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of the Fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. government. An investment in the Fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Fund to calculate its figures. In addition, there can be no assurance that the Fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION

------------------------------------------------------------------------------

The Fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis in order to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the Fund cannot guarantee that these goals will be met.


The Fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin, one of the oldest mutual fund organizations, has managed mutual funds for over 49 years and now services more than 2.8 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, the Franklin Templeton Group has over $215 billion in assets under management for more than 5.8 million U.S. based mutual fund shareholders and other accounts. The Franklin Templeton Group of Funds offers 121 U.S. based open-end investment companies to the public. The Fund may identify itself by its NASDAQ symbol or CUSIP number.

Currently, there are more mutual funds than there are stocks listed on the NYSE. While may of them have similar investment objectives, no two are exactly alike. As noted in the Prospectus, shares of the Fund re generally sold through Securities Dealers. Investment representatives of such Securities Dealers are experienced professionals who can offer advice on the type of investment suitable to your unique goals and needs, as well as the types of risks associated with such investments.


From time to time, the number of Fund shares held in the "street name" accounts of various Securities Dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. To the best knowledge of the Fund, no other person holds beneficially or of record more than 5% of the Fund's outstanding shares.

In the event of disputes involving multiple claims of ownership or authority to control your account, the Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a Notice of Levy.


SUMMARY OF CODE OF ETHICS. Employees of the Franklin Templeton Group who are access persons under the 1940 Act are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed by the close of the business day following the day clearance is granted; (ii) copies of all brokerage confirmations must be sent to a compliance officer and, within 10 days after the end of each calendar quarter, a report of all securities transactions must be provided to the compliance officer; and
(iii) access persons involved in preparing and making investment decisions must, in addition to (i) and (ii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.


FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

The audited financial statements contained in the Annual Report to Shareholders of the Fund, for the fiscal year ended August 31, 1997, including the auditors' report, are incorporated herein by reference.


USEFUL TERMS AND DEFINITIONS

-------------------------------------------------------------------------------

1940 ACT - Investment Company Act of 1940, as amended

BOARD - The Board of Directors of the Fund

CD - Certificate of deposit

CFTC - Commodity Futures Trading Commission


CLASS I - Certain funds in the Franklin Templeton Funds offer multiple classes of shares. The different classes have proportionate interests in the same portfolio of investment securities. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Shares of the Fund are considered Class I shares for redemption, exchange and other purposes.


CODE - Internal Revenue Code of 1986, as amended

DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter


FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries


FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds


FT SERVICES - Franklin Templeton Services, Inc., the Fund's administrator


INVESTMENT COUNSEL - Templeton Investment Counsel, Inc., the Fund's investment manager


INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service

MOODY'S - Moody's Investors Service, Inc.

NASD - National Association of Securities Dealers, Inc.


NASDAQ - National Association of Securities Dealers Automated Quotations


NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NYSE - New York Stock Exchange

OFFERING PRICE - The public offering price is the Net Asset Value per share. Shares of the Fund may be initially acquired through an investment in Templeton Capital Accumulation Plans. The charges for the first year of a Plan can amount to 50% of the amounts paid during that year under the Plan.


PROSPECTUS - The prospectus for the Fund dated January 1, 1998, as may be amended from time to time


RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

S&P - Standard & Poor's Corporation

SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution which, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

TFTC - Templeton Funds Trust Company, the custodian for the Plans as described in the Plan prospectus

U.S. - United States

WE/OUR/US - Unless a different meaning is indicated by the context, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.

APPENDICES

DESCRIPTION OF RATINGS
-------------------------------------------------------------------------------

CORPORATE BOND RATINGS

MOODY'S

AAA - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger.

A - Bonds rated A possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA - Bonds rated Baa are considered medium grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA - Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C - Bonds rated C are typically subordinated debt to senior debt that is assigned an actual or implied CCC- rating. The C rating may also reflect the filing of a bankruptcy petition under circumstances where debt service payments are continuing. The C1 rating is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

Plus (+) or minus (--). The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

COMMERCIAL PAPER RATINGS

MOODY'S

Moody's commercial paper ratings, which are also applicable to municipal paper investments permitted to be made by the Fund, are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (PRIME-1): Superior capacity for repayment.

P-2 (PRIME-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.


--------


1 As an operating policy approved by the Board, the Fund will not pledge, mortgage or hypothecate its assets to the extent that at any time the percentage of pledged assets plus the sales commission will exceed 10% of the Offering Price of the shares of the Fund.

* Sir John Templeton sold the Templeton organization to Resources in October 1992 and resigned from the Board on April 16, 1995. He is no longer involved with the investment management process.

                                    PART C

                                OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

         (A)      FINANCIAL STATEMENTS:

                  Incorporated  by  reference  from  Registrant's  1997
                  Annual Report:

                  Independent Auditor's Report

                  Investment Portfolios as of August 31, 1997

                  Statements of Assets and Liabilities as of August 31, 1997

                  Statements of Operations for the year ended August 31, 1997

                  Statements of Changes in Net Assets for the years ended
                    August 31, 1997 and 1996

                  Notes to Financial Statements

         (B)  EXHIBITS

                  (1)      Articles of Incorporation**

                  (2)      By-laws (as amended and restated October 19, 1996)*

                  (3)      Not Applicable

                  (4)      Specimen of certificate of Common Stock ***

                  (5)      Form of Investment Management Agreement**

                  (6)      Distribution Agreement**

                  (7)      Not Applicable

                  (8)      Custody Agreement**

                  (9)      (A) Fund Administration Agreement*
                           (B) Form of Transfer Agent Agreement**

                  (10)     Opinion and consent of counsel

                  (11)     Consent of Independent Public Accountants

                  (12)     Not Applicable

                  (13)     Initial capital agreement ***

                  (14)     Not Applicable

                  (15)     Not Applicable

                 (16) Schedule showing computation of performance quotations provided in response to Item 22**

                  (17)     Assistant Secretary's Certificate pursuant to
                           Rule 483(b)**

                  (27)     Financial Data Schedule

* Previously filed with Post-Effective Amendment No. 8 on December 31, 1996. ** Previously filed with Post-Effective Amendment No. 7 on December 29, 1995. *** Previously filed with Pre-Effective Amendment No. 2 on February 28, 1991.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  None.

ITEM 26. NUMBER OF RECORD HOLDERS

         Shares of common stock, par value $0.01 per Share: 28,869 record holders as of November 30, 1997

ITEM 27. INDEMNIFICATION

          Article  5.2 of the  Registrant's  By-Laws,  filed as  Exhibit  2, the
          Investment   Management Agreement filed  as Exhibit  5  and  the
          Distribution Agreement filed as Exhibit 6 which was previously filed with Post-Effective Amendment No. 7 on December 29, 1995.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant by the Registrant pursuant to the By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

          The business and other connections of Registrant's investment manager, Templeton Investment Counsel, Inc., are described in Parts A and B.

          For information relating to the investment manager's officers and directors, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Templeton Investment Counsel, Inc.

ITEM 29. PRINCIPAL UNDERWRITERS

        (a) Franklin Templeton Distributors, Inc. also acts as principal underwriter of shares of:

                 Franklin Templeton Japan Fund
                 Templeton American Trust, Inc.
                 Templeton Developing Markets Trust
                 Templeton Funds, Inc.
                 Templeton Global Investment Trust
                 Templeton Global Opportunities Trust
                 Templeton Global Smaller Companies Fund, Inc.
                 Templeton Global Real Estate Fund
                 Templeton Growth Fund, Inc.
                 Templeton Income Trust
                 Templeton Institutional Funds, Inc.
                 Templeton Variable Products Series Fund

                 Franklin Asset Allocation Fund
                 Franklin California Tax Free Income Fund, Inc.
                 Franklin California Tax Free Trust
                 Franklin Custodian Funds, Inc.
                 Franklin Equity Fund
                 Franklin Federal Money Fund
                 Franklin Federal Tax-Free Income Fund
                 Franklin Floating  Rate Trust
                 Franklin Gold Fund
                 Franklin High Income Trust
                 Franklin Investors Securities Trust
                 Franklin Managed Trust
                 Franklin Money Fund
                 Franklin Municipal Securities Trust
                 Franklin Mutual Series Fund, Inc.
                 Franklin New York Tax-Free Income Fund
                 Franklin New York Tax-Free Trust
                 Franklin Real Estate Securities Fund
                 Franklin Strategic Mortgage Portfolio
                 Franklin Strategic Series
                 Franklin Tax-Exempt Money Fund
                 Franklin Tax-Free Trust
                 Franklin Templeton Fund Allocator Series
                 Franklin Templeton International Trust
                 Franklin Templeton Money  Fund
                 Franklin Templeton Global Trust
                 Franklin Value Investors Trust
                 Institutional Fiduciary Trust

     (b) The directors and officers of FTD are identified below. Except as otherwise indicated, the address of each director and officer is 777 Mariners Island Blvd., San Mateo, CA 94404:



                                         POSITIONS AND OFFICES WITH        POSITIONS AND OFFICES WITH REGISTRANT
           NAME                                UNDERWRITER

Charles B. Johnson                      Chairman of the Board and Director     Chairman, Vice President and Director

Gregory E. Johnson                      President                              None

Rupert H. Johnson, Jr.                  Executive Vice President and Director  Vice President

Harmon E. Burns                         Executive Vice President and Director  Vice President

Peter Jones                             Executive Vice President               None
100 Fountain Parkway
St. Petersburg, FL 33716

Daniel T. O'Lear                        Executive Vice President               None

Charles E. Johnson                      Senior Vice President                  Vice President
500 East Broward Blvd.
Ft. Lauderdale, FL 33394

Deborah R. Gatzek                       Senior Vice President and Asst.        Vice President
                                        Secretary

Edward V. McVey                         Senior Vice President                  None

Richard C. Stoker                       Senior Vice President                  None

H. G. (Toby) Mumford                    Senior Vice President                  None

Richard O. Conboy                       Senior Vice President                  None

Jimmy A. Escobedo                       Vice President                         None

Loretta Fry                             Vice President                         None

Bert W. Feuss                           Vice President                         None

Robert N. Geppner                       Vice President                         None

Mike Hackett                            Vice President                         None

Philip J. Kearns                        Vice President                         None

Ken Leder                               Vice President                         None

Jack Lemein                             Vice President                         None

Kent P. Strazza                         Vice President                         None

John R. McGee                           Vice President                         None

Vivian J. Palmieri                      Vice President                         None

Sarah Stypa                             Vice President                         None

Laura Komar                             Vice President                         None

Alison Hawksley                         Asst, Vice President                   None

Francie Arnone                          Asst. Vice President                   None

John R. Kay                             Asst. Vice President                   Vice President
500 East Broward Blvd.
Ft. Lauderdale, FL 33394

Mark Rankin                             Asst. Vice President                   None

Virginia Marans                         Asst. Vice President                   None

Bernadette Marino Howard                Asst. Vice President                   None

Susan Thompson                          Asst. Vice President                   None

Kenneth A. Lewis                        Treasurer                              None

Karen DeBellis                          Assistant Treasurer                    Asst. Treasurer
130 Fountain Parkway
St. Petersburg, FL 33716

Philip A. Scatena                       Asst. Treasurer                        None

Leslie M. Kratter                       Secretary                              None


         (c)      Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

          Certain accounts, books, and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act and the rules thereunder are located at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394. Other records are maintained at the offices of Franklin Templeton Investor Services, Inc., 100 Fountain Parkway, St. Petersburg, Florida 33716-1205 and Franklin Resources, Inc., 777 Mariners Island Blvd., San Mateo, California 94404.

ITEM 31. MANAGEMENT SERVICES

                  Not Applicable.

ITEM 32. UNDERTAKINGS

                  (a) Not Applicable.

                  (b) Not Applicable.

                  (c) Registrant  undertakes to furnish to each person to whom a Prospectus is provided a copy of such Fund's latest Annual Report, upon request and without charge.

                  (d) Registrant undertakes to call  a  meeting  of  the
                    shareholders, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, for the purpose of voting upon the quetion of removal of a director or directors, and will assist communications among shareholder as set forth within Section 16(c) of the 1940 Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Ft.Lauderdale, Florida on this 30th day of December, 1997.

                                   TEMPLETON CAPITAL ACCUMULATOR FUND, INC.
                                            (Registrant)

                                    By:
                                            Gary P. Motyl*
                                            President

*By:/s/BARBARA J. GREEN
       Barbara J. Green
       as attorney-in-fact**

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:



    SIGNATURE                                       TITLE                                        DATE

-------------------------
Gary P. Motyl*                                President (Chief Executive         December 30, 1997
                                              Officer)

-------------------------
Betty P. Krahmer*                             Director                           December 30, 1997

-------------------------
Fred R. Millsaps*                             Director                           December 30, 1997

-------------------------
John Wm. Galbraith*                           Director                           December 30, 1997

-------------------------
Charles E. Johnson*                           Director                           December 30, 1997

-------------------------
Harris J. Ashton*                             Director                           December 30, 1997

-------------------------
S. Joseph Fortunato*                          Director                           December 30, 1997

-------------------------
Andrew H. Hines, Jr.*                         Director                           December 30, 1997


-------------------------
Gordon S. Macklin*                            Director                           December 30, 1997

-------------------------
Nicholas F. Brady*                            Director                           December 30, 1997

-------------------------
James R. Baio*                                Treasurer (Chief Financial         December 30, 1997
                                              and Accounting  Officer)



*By:/s/BARBARA J. GREEN
       Barbara J. Green
       as attorney-in-fact**

-------------------

** Powers of Attorney were previously filed in Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of Templeton Capital Accumulator Fund, Inc. (File No. 33-37338), filed on December 31, 1996.

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               EXHIBITS FILED WITH
                        POST-EFFECTIVE AMENDMENT NO. 9 TO
                            REGISTRATION STATEMENT ON
                                    FORM N-1A

                    TEMPLETON CAPITAL ACCUMULATOR FUNDS, INC.

                                  EXHIBIT LIST



              EXHIBIT NUMBER             NAME OF EXHIBIT

                  (10)              Opinion and Consent of Counsel

                  (11)              Consent of Independent Public Accountants

                  (27)              Financial Data Schedules